As filed with the Securities and Exchange Commission on January 31, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file numbers:033-00500 and 811-04418

                         California Investment Trust II
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

          44 Montgomery St. Suite 2100, San Francisco, California 94104
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)
                                 Steve C. Rogers
          44 Montgomery St. Suite 2100, San Francisco, California 94104
                     ---------------------------------------
                     (Name and address of agent for service)


                                  (415)398-2727
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  August 31
                          ---------------

Date of reporting period:  November 30, 2004
                           -----------------

Item 1. Schedule of Investments.

CALIFORNIA INVESTMENT TRUST II

QUARTERLY PORTFOLIO OF INVESTMENTS
NOVEMBER 30,2004

-----------------------------------
U.S. GOVERNMENT SECURITIES FUND
-----------------------------------

                                                                                                               Percent of
PORTFOLIO OF INVESTMENTS,                      Par Value            Rate      Maturity                 Value   Net Assets
11/30/04 (UNAUDITED)
Government National Mortgage
Assoc.                                         $ 206,261           6.00%     4/15/2014            $  217,591
Government National Mortgage
Assoc.                                           305,012           6.00%     4/15/2014               321,766
Government National Mortgage
Assoc.                                           270,455           6.00%     4/15/2016               284,830
Government National Mortgage
Assoc.                                           376,022           6.50%     4/15/2016               400,922
Government National Mortgage
Assoc.                                           306,233           6.00%     5/15/2016               322,509
Government National Mortgage
Assoc.                                         1,625,961           5.00%     2/15/2018             1,666,411
Government National Mortgage
Assoc.                                           837,200           5.00%     4/15/2018               858,028
Government National Mortgage
Assoc.                                           842,430           5.00%     4/15/2018               863,388
Government National Mortgage
Assoc.                                         1,610,423           5.50%     8/15/2018             1,676,552
Government National Mortgage
Assoc.                                         1,821,210           5.00%     9/15/2018             1,866,518
Government National Mortgage
Assoc.                                            10,613          10.00%     9/15/2018                11,818
Government National Mortgage
Assoc.                                            32,436           9.00%    10/15/2018                36,381
Government National Mortgage
Assoc.                                         1,893,515           5.00%     1/15/2019             1,940,008
Government National Mortgage
Assoc.                                         1,774,839           5.00%     1/15/2019             1,818,418
Government National Mortgage
Assoc.                                         1,873,638           5.00%     2/15/2019             1,919,642
Government National Mortgage
Assoc.                                         1,820,084           5.00%     2/15/2019             1,864,774
Government National Mortgage
Assoc.                                         1,947,237           5.50%     2/15/2019             2,027,907
                                                                                        ---------------------
                                                                                                  18,097,462       61.35%
                                                                                        ---------------------

United States Treasury Bill                      100,000           1.50%     12/2/2004                99,995
United States Treasury Bill                    1,800,000           1.54%     12/9/2004             1,799,291
United States Treasury Bill                    1,200,000           1.66%    12/23/2004             1,198,658
United States Treasury Bill                      600,000           1.77%      2/3/2005               597,835
                                                                                        ---------------------
                                                                                                   3,695,779       12.53%
                                                                                        ---------------------

United States Treasury Bond                    1,300,000           7.25%     5/15/2016             1,608,292
United States Treasury Bond                    2,000,000           7.63%    11/15/2022             2,624,532
                                                                                        ---------------------
                                                                                                   4,232,824       14.35%
                                                                                        ---------------------

United States Treasury Note                    2,000,000           6.50%     5/15/2005             2,037,344
United States Treasury Note                      600,000           6.50%     8/15/2005               616,711
United States Treasury Note                    1,000,000           6.88%     5/15/2006             1,057,227
                                                                                        ---------------------
                                                                                                   3,711,282       12.58%
                                                                                        ---------------------
TOTAL INVESTMENTS (COST                                                                           29,737,347      100.81%
$29,756,415)
                                                                                        ---------------------
OTHER NET LIABILITIES                                                                              (237,604)       -0.81%
                                                                                        ---------------------
NET ASSETS                                                                                        29,499,743      100.00%
                                                                                        ---------------------

At 11/30/04, unrealized
appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                                             $ 29,756,416
Unrealized Appreciation                                                                              175,049
Unrealized Depreciation                                                                            (194,117)
                                                                                        ---------------------
Net Unrealized
Appreciation(Depreciation)                                                                       $  (19,068)
                                                                                        ---------------------

-----------------------------------
THE UNITED STATES TREASURY TRUST
-----------------------------------

                                                                                                               Percent of
PORTFOLIO OF INVESTMENTS,                      Par Value            Rate      Maturity                 Value   Net Assets
11/30/04 (UNAUDITED)
United States Treasury Bill                  $ 5,300,000           1.50%     12/2/2004           $ 5,299,736
United States Treasury Bill                    9,800,000           1.54%     12/9/2004             9,796,292
United States Treasury Bill                   11,600,000           1.66%    12/23/2004            11,587,205
United States Treasury Bill                    6,400,000           1.75%     1/20/2005             6,384,445
United States Treasury Bill                    5,800,000           1.77%      2/3/2005             5,779,068
                                                                                        ---------------------
TOTAL INVESTMENTS (COST
$38,846,746) (a)                                                                                  38,846,746       99.93%
                                                                                        ---------------------
OTHER NET ASSETS                                                                                      25,664        0.07%
                                                                                        ---------------------
NET ASSETS                                                                                        38,872,410      100.00%
                                                                                        ---------------------

(a)   Aggregate cost is $38,846,746

-----------------------------------
SHORT-TERM U.S. GOVERNMENT BOND
FUND
-----------------------------------

                                                                                                               Percent of
PORTFOLIO OF INVESTMENTS,                      Par Value            Rate      Maturity                 Value   Net Assets
11/30/04 (UNAUDITED)
Government National Mortgage
Assoc.                                         $ 965,052           4.00%     6/20/2034            $  974,569        6.07%

United States Treasury Bill                      300,000           1.50%     12/2/2004               299,985
United States Treasury Bill                      500,000           1.54%     12/9/2004               499,793
United States Treasury Bill                      600,000           1.66%    12/23/2004               599,283
United States Treasury Bill                      500,000           1.77%      2/3/2005               498,196
                                                                                        ---------------------
                                                                                                   1,897,257       11.82%
                                                                                        ---------------------

United States Treasury Note                    1,900,000           6.50%     8/15/2005             1,952,919
United States Treasury Note                    2,000,000           5.75%    11/15/2005             2,057,422
United States Treasury Note                    2,000,000           5.63%     2/15/2006             2,068,046
United States Treasury Note                    2,000,000           6.50%    10/15/2006             2,127,422
United States Treasury Note                    2,000,000           6.63%     5/15/2007             2,163,672
United States Treasury Note                    3,700,000           6.75%     8/15/2007             3,656,207
                                                                                        ---------------------
                                                                                                  14,025,688       87.35%
                                                                                        ---------------------
TOTAL INVESTMENTS (COST                                                                           16,897,514      105.23%
$17,025,386)
                                                                                        ---------------------
OTHER NET LIABILITIES                                                                              (840,301)       -5.23%
                                                                                        ---------------------
NET ASSETS                                                                                        16,057,213      100.00%
                                                                                        ---------------------

At 11/30/04, unrealized
appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                                             $ 17,025,386

Unrealized Appreciation                                                                                8,537
Unrealized Depreciation                                                                            (136,409)
                                                                                        ---------------------
Net Unrealized
Appreciation(Depreciation)                                                                       $ (127,872)
                                                                                        ---------------------

-----------------------------------
S&P 500 INDEX FUND
-----------------------------------
PORTFOLIO OF INVESTMENTS,
11/30/04 (UNAUDITED)

COMMON STOCK                                                                Percent of
BANKING & FINANCIAL SERVICE                       Shares           Value    Net Assets
ACE Ltd.                                           2,936     $   118,683

Aetna Inc.                                         1,606         190,327

Aflac Inc.                                         5,095         191,674

Allstate Corp./The                                 6,962         351,581

AMBAC Financial Group Inc.                         1,127          91,659

American Express Co.                              12,737         709,578

American International Group Inc.                 26,175       1,658,186

AmSouth Bancorp                                    3,692          95,734

Anthem Inc.*                                       1,460         147,942

AON Corp.                                          3,324          70,203
Apartment Investment & Management
Co.                                                  995          36,188

Bank of America Corp.                             40,865       1,890,824

Bank of New York Co. Inc./The                      7,816         257,225

BB&T Corp.                                         5,786         245,616

Bear Stearns Cos Inc./The                          1,041         101,581

Capital One Financial Corp.                        2,444         192,050

Charles Schwab Corp./The                          14,328         154,456

Chubb Corp.                                        1,978         150,743

Cigna Corp.                                        1,481         103,700

Cincinnati Financial Corp.                         1,768          79,206

CIT Group Inc.                                     2,117          90,502

Citigroup Inc.                                    52,044       2,328,969

Comerica Inc.                                      1,859         114,329

Countrywide Financial Corp.                        5,826         193,481

E*Trade Financial Corp.*                           3,854          53,416

Equity Office Properties Trust                     4,235         116,251

Equity Residential                                 2,884          97,220

Fannie Mae                                         9,724         668,039

Fifth Third Bancorp                                5,725         288,311

First Horizon National Corp.                       1,338          58,471

Franklin Resources Inc.                            2,642         173,394

Freddie Mac                                        6,902         471,131

Golden West Financial Corp.                        1,606         191,499

Goldman Sachs Group Inc.                           4,882         511,438
Hartford Financial Services Group
Inc.                                               2,990         191,360

Huntington Bancshares Inc.                         2,430          58,952

Jefferson-Pilot Corp.                              1,496          73,588

JPMorgan Chase & Co                               35,786       1,347,343

Keycorp                                            4,087         136,056

Lehman Brothers Holdings Inc.                      2,726         228,384

Lincoln National Corp.                             1,880          86,518

M&T Bank Corp.                                     1,265         133,344

Marsh & McLennan Cos Inc.                          5,230         149,526

Marshall & Ilsley Corp.                            2,399         100,014

MBIA Inc.                                          1,523          91,319

MBNA Corp.                                        12,836         340,924

Mellon Financial Corp.                             4,530         132,367

Merrill Lynch & Co. Inc.                           9,438         525,791

Metlife Inc.                                       7,536         293,904

MGIC Investment Corp.                              1,044          70,992

Morgan Stanley                                    11,035         560,026

National City Corp.                                6,426         238,276

North Fork Bancorporation Inc.                     2,686          77,357

Northern Trust Corp.                               2,322         109,227

Pinnacle West Capital Corp.                          969          42,830

PNC Financial Services Group Inc.                  2,926         159,174

Principal Financial Group                          3,148         118,617

Progressive Corp./The                              2,010         182,890

Providian Financial Corp.*                         3,062          49,145

Prudential Financial Inc.                          5,371         262,910

Regions Financial Corp.                            4,908         171,731

Safeco Corp.                                       1,465          71,009

SLM Corp.                                          4,511         230,828

Sovereign Bancorp Inc.                             3,448          75,339

St Paul Travelers Cos Inc./The                     6,718         245,073
Starwood Hotels & Resorts
Worldwide Inc.                                     2,146         112,214

State Street Corp.                                 3,527         157,163

SunTrust Banks Inc.                                2,974         212,046

Synovus Financial Corp.                            3,206          86,562

T Rowe Price Group Inc.                            1,313          77,677

Torchmark Corp.                                    1,198          65,782

UnumProvident Corp.                                3,140          48,890

US Bancorp                                        18,880         559,414

Wachovia Corp.                                    16,131         834,779

Washington Mutual Inc.                             8,766         356,864

Wells Fargo & Co                                  16,965       1,047,928

XL Capital Ltd.                                    1,449         109,197

Zions Bancorporation                                 953          63,375
                                                          ---------------

                                                              22,480,309        20.14%
                                                          ---------------

CAPITAL GOOD

3M Co                                              7,863         625,816

Allied Waste Industries Inc.*                      3,371          30,642

Caterpillar Inc.                                   3,546         324,636

Cooper Industries Ltd.                             1,003          66,509

Cummins Inc.                                         447          35,590

Danaher Corp.                                      3,260         185,429

Deere & Co                                         2,526         181,190

Dover Corp.                                        2,142          86,644

Emerson Electric Co                                4,221         282,047

Fluor Corp.                                          874          45,361

General Electric Co                              105,053       3,714,674

Illinois Tool Works Inc.                           3,128         294,751

Ingersoll-Rand Co                                  1,826         135,891

Johnson Controls Inc.                              1,912         117,397

Molex Inc.                                         2,016          55,581

Pall Corp.                                         1,325          35,894

Parker Hannifin Corp.                              1,273          95,220

Power-One Inc.*                                      892           8,197

Teradyne Inc.*                                     2,030          34,632

Thermo Electron Corp.*                             1,702          51,486

Tyco International Ltd.                           20,181         685,549

Vulcan Materials Co                                1,068          55,376

WW Grainger Inc.                                     962          59,509
                                                          ---------------

                                                               7,208,022         6.46%
                                                          ---------------
 CONSUMER CYCLICAL

 Autozone Inc.*                                      946          80,978

 Bed Bath & Beyond Inc.*                           3,135         125,174

 Best Buy Co. Inc.                                 3,427         193,214

 Big Lots Inc.*                                    1,254          14,546

 Black & Decker Corp.                                825          69,374

 Circuit City Stores Inc.                          2,205          34,376

 Cooper Tire & Rubber Co.                            779          15,907

 Costco Wholesale Corp.                            4,633         225,164

 Dana Corp.                                        1,595          26,078

 Delphi Corp.                                      5,987          53,883

 Dillard's Inc./AR                                   852          21,453

 Dollar General Corp.                              3,556          70,231

 Eaton Corp.                                       1,600         107,840

 Family Dollar Stores Inc.                         1,806          52,916

 Federated Department Stores                       1,916         104,997

 Ford Motor Co                                    18,383         260,671

 Gap Inc./The                                      9,475         207,029

 General Motors Corp.                              5,914         228,221

 Genuine Parts Co                                  1,839          79,831

 Goodrich Corp.                                    1,231          39,084

 Goodyear Tire & Rubber Co/The*                    1,878          23,700

 Hasbro Inc.                                       1,849          35,186

 Home Depot Inc.                                  22,056         920,838

 ITT Industries Inc.                                 974          82,907

 JC Penney Co. Inc. Holding Co                     2,882         111,245

 Kohl's Corp.*                                     3,601         166,222

 Liz Claiborne Inc.                                1,176          48,298

 Lowe's Cos Inc.                                   7,832         433,345

 Ltd Brands                                        4,908         119,952

 Marriott International Inc.                       2,441         138,771

 Masco Corp.                                       4,484         158,151

 Mattel Inc.                                       4,554          86,298

 May Department Stores Co/The                      3,039          85,457

 Maytag Corp.                                        844          16,964

 Newell Rubbermaid Inc.                            2,876          66,378

 Nike Inc.                                         2,645         223,926

 Nordstrom Inc.                                    1,443          63,131

 Paccar Inc.                                       1,857         145,032

 RadioShack Corp.                                  1,717          54,206

 Reebok International Ltd.                           619          24,067

 Sears Roebuck and Co                              2,194         114,154

 Snap-On Inc.                                        609          19,250

 Stanley Works/The                                   870          40,681

 Target Corp.                                      9,075         464,822

 Tiffany & Co                                      1,541          47,155

 TJX Cos Inc.                                      4,910         115,581

 Toys R US Inc.*                                   2,252          43,554

 VF Corp.                                          1,136          61,333

 Visteon Corp.                                     1,369          11,582

 Wal-Mart Stores Inc.                             42,622       2,218,901

 Whirlpool Corp.                                     742          47,896
                                                          ---------------

                                                               8,199,950         7.35%
                                                          ---------------
 CONSUMER NON-DURABLE

 Abbott Laboratories                              15,684         658,101

 Adolph Co.ors Co.                                   388          29,061

 Alberto-Culver Co.                                  954          44,170

 Albertson's Inc.                                  3,898          98,619

 Allergan Inc.                                     1,379         101,357

 Altria Group Inc.                                20,613       1,185,041

 AmerisourceBergen Corp.                           1,178          69,431

 Anheuser-Busch Cos Inc.                           8,047         403,074

 Archer-Daniels-Midland Co.                        6,810         144,372

 Autodesk Inc.                                     1,194          78,100

 Avery Dennison Corp.                              1,191          69,864

 Avon Products Inc.                                4,996         187,550

 Bausch & Lomb Inc.                                  546          32,148

 Baxter International Inc.                         6,453         204,237

 Becton Dickinson & Co.                            2,675         146,537

 Biomet Inc.                                       2,701         129,297

 Boston Scientific Corp.*                          8,642         300,828

 Bristol-Myers Squibb Co.                         19,542         459,237

 Brown-Forman Corp.                                1,281          61,514

 Brunswick Corp.                                     956          46,672

 Campbell Soup Co.                                 4,320         123,250

 Cardinal Health Inc.                              4,324         226,059

 Caremark Rx Inc.*                                 4,502         160,992

 Carnival Corp.                                    6,360         337,144

 Cintas Corp.                                      1,809          80,898
 Clear Channel Communications
Inc.                                               6,106         205,650

 Clorox Co.                                        2,228         122,807

 Coca-Cola Co./The                                24,376         958,221

 Coca-Cola Enterprises Inc.                        4,851         100,901

 Colgate-Palmolive Co.                             5,335         245,357

 Comcast Corp.*                                   22,452         674,458
 Computer Associates
International Inc.                                 6,120         186,844

 Computer Sciences Corp.*                          1,990         107,659

 ConAgra Foods Inc.                                5,655         152,968

 CR Bard Inc.                                      1,084          64,942

 CVS Corp.                                         4,183         189,783

 Darden Restaurants Inc.                           1,782          48,577

 Deluxe Corp.                                        541          21,391

 Dow Jones & Co. Inc.                                853          36,466

 Eli Lilly & Co                                   11,358         605,722

 Express Scripts Inc.*                               797          57,352

 Forest Laboratories Inc.*                         3,869         150,775

 Fortune Brands Inc.                               1,541         120,938

 Gannett Co. Inc.                                  2,673         220,496

 General Mills Inc.                                3,939         179,185

 Gilead Sciences Inc.*                             4,325         149,040

 Gillette Co/The                                  10,065         437,727

 Guidant Corp.                                     3,286         213,031

 Harrah's Entertainment Inc.                       1,176          72,206

 HCA Inc.                                          4,849         191,148
 Health Management Associates
Inc.                                               2,507          55,380

 Hershey Foods Corp.                               2,474         128,153

 Hilton Hotels Corp.                               4,016          82,971

 HJ Heinz Co                                       3,726         138,458

 Hospira Inc.*                                     1,650          53,180

 Humana Inc.*                                      1,688          41,896

 IMS Health Inc.                                   2,525          56,989
 International Flavors &
Fragrances Inc.                                      983          39,812

 Interpublic Group of Cos Inc.*                    4,384          54,405

 Johnson & Johnson                                29,819       1,798,682

 Jones Apparel Group Inc.                          1,320          46,900

 Kellogg Co                                        4,297         187,779

 Knight-Ridder Inc.                                  842          57,332

 Kroger Co/The*                                    7,874         127,401
 Laboratory Corp. Of America
Holdings*                                          1,402          67,226

 Loews Corp.                                       1,956         136,744

 Manor Care Inc.                                     938          32,314

 McCormick & Co. Inc.                              1,477          53,837

 McDonald's Corp.                                 12,621         387,970

 McGraw-Hill Cos Inc./The                          1,908         167,389

 McKesson Corp.                                    3,071          90,748

 Medco Health Solutions Inc.*                      2,847         107,389

 Medimmune Inc.*                                   2,595          69,027

 Medtronic Inc.                                   12,150         583,808

 Merck & Co. Inc.                                 22,290         624,566

 Meredith Corp.                                      527          27,783

 Mylan Laboratories                                2,824          51,284

 New York Times Co                                 1,562          64,042

 Office Depot Inc.*                                3,281          53,808

 Omnicom Group                                     1,881         152,361

 Paychex Inc.                                      3,957         131,214

 Pepsi Bottling Group Inc.                         2,758          77,279

 PepsiCo Inc.                                     17,019         849,418

 Pfizer Inc.                                      75,859       2,106,604

 Procter & Gamble Co                              25,540       1,365,879

 Quest Diagnostics                                 1,092         102,375
 Qwest Communications
International*                                    18,680          74,720

 Reynolds American Inc.                            1,486         112,386

 RR Donnelley & Sons Co                            2,258          78,353

 Sabre Holdings Corp.                              1,503          34,689

 Safeway Inc.*                                     4,733          91,252

 Sara Lee Corp.                                    8,346         195,964

 Schering-Plough Corp.                            14,792         264,037

 Simon Property Group Inc.                         2,150         133,472

 St Jude Medical Inc.*                             3,642         138,906

 Staples Inc.                                      5,217         166,474

 Starbucks Corp.*                                  4,139         232,860

 Stryker Corp.                                     4,214         185,374

 Sungard Data Systems Inc.*                        3,077          81,571

 Supervalu Inc.                                    1,421          44,889

 Sysco Corp.                                       6,424         223,234

 Tenet Healthcare Corp.*                           4,884          52,991

 Tribune Co                                        3,197         138,654

 UnitedHealth Group Inc.                           6,597         546,561

 Univision Communications Inc.*                    3,400         102,340

 UST Inc.                                          1,750          77,053

 Viacom Inc.                                      17,429         604,786

 Walgreen Co                                      10,293         392,987

 Walt Disney Co                                   20,641         554,830

 Watson Pharmaceuticals Inc.*                      1,136          33,001

 WellPoint Health Networks*                        1,601         200,285

 Wendy's International Inc.                        1,196          42,661

 Winn-Dixie Stores Inc.                            1,670           6,680

 WM Wrigley Jr Co                                  2,382         163,882

 Wyeth                                            13,400         534,258

 Yum! Brands Inc.                                  3,119         141,603

 Zimmer Holdings Inc.*                             2,550         208,080
                                                          ---------------

                                                              26,922,431        24.12%
                                                          ---------------
 ENERGY

 AES Corp./The*                                    6,611          80,919

 Amerada Hess Corp.                                  943          83,786

 Anadarko Petroleum Corp.                          2,653         184,649

 Apache Corp.                                      3,422         184,993

 Ashland Inc.                                        731          43,239

 Baker Hughes Inc.                                 3,533         156,618

 BJ Services Co.                                   1,674          84,822

 Burlington Resources Inc.                         3,965         184,016

 ChevronTexaco Corp.                              21,400       1,168,440

 ConocoPhillips                                    6,919         629,560

 Devon Energy Corp.                                4,928         204,118

 Dynegy Inc.*                                      3,790          21,414

 El Paso Corp.                                     6,750          70,470

 EOG Resources Inc.                                1,225          91,961

 Exxon Mobil Corp.                                65,358       3,349,598

 Halliburton Co                                    4,631         191,492

 Kerr-McGee Corp.                                  1,069          66,524

 Kinder Morgan Inc.                                1,319          91,407

 Marathon Oil Corp.                                3,583         141,314

 Nabors Industries Ltd.*                           1,552          80,704

 Occidental Petroleum Corp.                        4,070         245,055

 Rowan Cos Inc.*                                   1,121          29,034

 Schlumberger Ltd.                                 5,932         389,317

 Sunoco Inc.                                         811          66,956

 Transocean Inc.*                                  3,367         135,589

 Unocal Corp.                                      2,758         126,978

 Valero Energy Corp.                               2,676         125,210
                                                          ---------------

                                                               8,228,179         7.37%
                                                          ---------------
 MANUFACTURING

 Air Products & Chemicals Inc.                     2,398         137,286

 Alcoa Inc.                                        8,738         296,917

 Allegheny Technologies Inc.                         854          18,788

 American Standard Cos Inc.*                       2,325          90,536

 Applied Materials Inc.*                          17,553         292,082

 Applied Micro Circuits Corp.*                     3,283          12,081

 Ball Corp.                                        1,190          53,229

 Bemis Co.                                         1,106          30,791

 Centex Corp.                                      1,320          69,260

 Citrix Systems Inc.*                              1,744          41,176

 Coach Inc.*                                       1,890          94,198

 Comverse Technology Inc.*                         2,034          43,263

 Corning Inc.*                                    14,053         176,787

 Crane Co                                            632          19,124

 Dell Inc.*                                       25,082       1,016,323

 Dow Chemical Co/The                               9,438         476,336

 Eastman Chemical Co                                 810          44,048

 Eastman Kodak Co                                  3,033          99,209

 Ecolab Inc.                                       2,721          95,181

 EI Du Pont de Nemours & Co                       10,025         454,333

 EMC Corp./Massachusetts*                         24,158         324,200

 Engelhard Corp.                                   1,318          39,395
 Freeport-McMoRan Copper & Gold
Inc.                                               1,812          70,904

 Gateway Inc.*                                     3,943          26,852

 Georgia-Pacific Corp.                             2,672          97,822

 Great Lakes Chemical Corp.                          530          15,529

 Hercules Inc.*                                    1,129          16,822

 International Game Technology                     3,660         129,381

 International Paper Co                            5,088         211,254

 KB Home                                             488          42,890

 Kimberly-Clark Corp.                              5,117         325,492

 Leggett & Platt Inc.                              2,023          60,387

 Louisiana-Pacific Corp.                           1,130          27,651

 MeadWestvaco Corp.                                2,112          71,069

 Millipore Corp.*                                    523          25,481

 Newmont Mining Corp.                              4,574         216,579

 Novellus Systems Inc.*                            1,616          43,535

 Nucor Corp.                                       1,652          87,391

 Officemax Inc.                                      900          27,243

 Pactiv Corp.*                                     1,663          41,326

 Phelps Dodge Corp.                                  942          91,496
 Plum Creek Timber Co. Inc.
(REIT)                                             1,937          71,669

 PPG Industries Inc.                               1,787         120,569

 Praxair Inc.                                      3,420         153,558

 Prologis                                          1,848          74,345

 Pulte Homes Inc.                                  1,305          72,114

 Rohm & Haas Co                                    2,354         103,788

 Sealed Air Corp.*                                   891          45,806

 Sherwin-Williams Co/The                           1,544          68,862

 Sigma-Aldrich Corp.                                 727          43,424

 Temple-Inland Inc.                                  576          34,324

 Textron Inc.                                      1,433         104,064

 United States Steel Corp.                         1,191          62,361

 Waters Corp.*                                     1,283          59,865

 Weyerhaeuser Co                                   2,467         162,822

 Worthington Industries                              891          19,165
                                                          ---------------

                                                               6,750,381         6.05%
                                                          ---------------
 SERVICE

 Apollo Group Inc.*                                1,865         148,641

 Automatic Data Processing Inc.                    6,045         275,229

 Autonation Inc.*                                  2,900          53,708

 Cendant Corp.                                    10,725         243,136

 Convergys Corp.*                                  1,500          22,305

 Equifax Inc.                                      1,482          40,933

 First Data Corp.                                  8,614         353,949

 Fiserv Inc.*                                      2,071          79,754

 Fisher Scientific International*                  1,154          65,247

 H&R Block Inc.                                    1,656          78,991

 Jabil Circuit Inc.*                               2,099          52,601

 Mercury Interactive Corp.*                          950          43,330

 Monster Worldwide Inc.*                           1,196          33,715

 Moody's Corp.                                     1,576         127,262

 Robert Half International Inc.                    1,810          48,924

 Waste Management Inc.                             6,154         183,451
                                                          ---------------

                                                               1,851,175         1.66%
                                                          ---------------
 TECHNOLOGY

 ADC Telecommunications Inc.*                      8,684          20,407

 Adobe Systems Inc.                                2,467         149,402

 Advanced Micro Devices Inc.*                      3,687          78,459
 Affiliated Computer Services
Inc.*                                              1,432          84,746

 Agilent Technologies Inc.*                        5,021         114,931

 Altera Corp.*                                     4,041          91,650

 American Power Conversion Corp.                   2,118          44,775

 Amgen Inc.*                                      12,719         763,649

 Analog Devices Inc.                               3,880         143,366

 Andrew Corp.*                                     1,650          23,430

 Apple Computer Inc.*                              3,834         257,070
 Applera Corp. - Applied
Biosystems Group                                   2,220          45,510

 Avaya Inc.*                                       4,387          72,035

 Biogen Idec Inc.*                                 3,460         203,033

 BMC Software Inc.*                                2,379          44,202

 Boeing Co.                                        8,433         451,756

 Broadcom Corp.*                                   3,204         104,194

 Chiron Corp.*                                     1,978          64,423

 Ciena Corp.*                                      6,054          15,438

 Cisco Systems Inc.*                              67,930       1,270,970

 Compuware Corp.*                                  4,039          23,305

 eBay Inc.*                                        6,641         746,780

 Electronic Arts Inc.*                             3,140         153,546

 Electronic Data Systems Corp.                     5,089         114,248

 Federated Investors Inc.                          1,148          33,774

 General Dynamics Corp.                            2,089         226,364

 Genzyme Corp.*                                    2,372         132,856

 Hewlett-Packard Co                               30,339         606,780

 Honeywell International Inc.                      8,635         305,075

 Intel Corp.                                      64,449       1,440,435
 International Business Machines
Corp.                                             16,830       1,586,059

 Intuit Inc.*                                      2,101          87,906

 JDS Uniphase Corp.*                              15,107          47,889

 King Pharmaceuticals Inc.*                        2,568          31,972

 Kla-Tencor Corp.*                                 2,059          92,779

 Lexmark International Inc.*                       1,356         115,124

 Linear Technology Corp.                           3,303         126,042

 Lockheed Martin Corp.                             4,469         271,894

 LSI Logic Corp.*                                  3,960          20,948

 Lucent Technologies Inc.*                        44,252         173,910

 Maxim Integrated Products Inc.                    3,470         142,131

 Micron Technology Inc.*                           6,477          71,765

 Microsoft Corp.                                 109,233       2,928,537

 Monsanto Co                                       2,778         127,844

 Motorola Inc.                                    23,735         457,136

 National Semiconductor Corp.                      3,932          60,789

 Network Appliance Inc.*                           3,659         110,355

 Nextel Communications Inc.*                      11,187         318,382

 Northrop Grumman Corp.                            3,601         202,844

 Novell Inc.*                                      3,947          24,077

 Nvidia Corp.*                                     1,724          32,980

 Oracle Corp.*                                    51,948         657,662

 Parametric Technology Corp.*                      2,859          16,725

 Peoplesoft Inc.*                                  3,955          93,378

 PerkinElmer Inc.                                  1,321          28,177

 Pitney Bowes Inc.                                 2,468         108,024

 PMC - Sierra Inc.*                                1,841          20,325

 QLogic Corp.*                                       993          34,149

 Qualcomm Inc.                                    16,353         680,612

 Raytheon Co                                       4,667         188,267

 Rockwell Automation Inc.                          1,951          92,282

 Rockwell Collins Inc.                             1,857          74,020

 Sanmina-SCI Corp.*                                5,438          48,018

 Scientific-Atlanta Inc.                           1,620          47,984

 Siebel Systems Inc.*                              5,212          52,537

 Solectron Corp.*                                 10,099          63,119

 Sun Microsystems Inc.*                           34,434         191,109

 Symantec Corp.*                                   3,247         207,191

 Symbol Technologies Inc.                          2,467          37,400

 Tektronix Inc.                                      880          27,606

 Tellabs Inc.*                                     4,380          37,449

 Texas Instruments Inc.                           17,391         420,514

 Time Warner Inc.*                                45,937         813,544

 Unisys Corp.*                                     3,471          39,882

 United Technologies Corp.                         5,140         501,561

 Veritas Software Corp.*                           4,533          99,273

 Xerox Corp.*                                      8,360         128,075

 Xilinx Inc.                                       3,627         113,235

 Yahoo! Inc.*                                     13,890         522,542
                                                          ---------------

                                                              20,202,630        18.10%
                                                          ---------------
 TRANSPORTATION
 Burlington Northern Santa Fe
Corp.                                              3,908         176,016

 CSX Corp.                                         2,259          86,136

 Delta Air Lines Inc.*                             1,352           9,423

 FedEx Corp.                                       3,018         286,801

 Harley-Davidson Inc.                              2,964         171,378

 Janus Capital Group Inc.                          2,551          42,219

 Navistar International Corp.*                       734          30,204

 Norfolk Southern Corp.                            4,107         140,993

 Ryder System Inc.                                   677          36,314

 Southwest Airlines Co                             8,241         129,631

 Union Pacific Corp.                               2,702         171,415
 United Parcel Service
Inc./Georgia                                      11,296         950,558
                                                          ---------------

                                                               2,231,089         2.00%
                                                          ---------------
 UTILITY

 Allegheny Energy Inc.*                            1,381          26,432

 Alltel Corp.                                      3,096         175,512

 Ameren Corp.                                      1,912          92,579

 American Electric Power Co. Inc.                  4,178         142,762

 AT&T Corp.                                        8,362         153,025

 BellSouth Corp.                                  18,392         493,273

 Calpine Corp.*                                    4,357          16,905

 Centerpoint Energy Inc.                           3,217          35,902

 CenturyTel Inc.                                   1,518          49,973

 Cinergy Corp.                                     1,882          77,896

 Citizens Co.mmunications Co.                      3,037          43,429

 CMS Energy Corp.*                                 1,662          16,952

 Consolidated Edison Inc.                          2,527         110,809

 Constellation Energy Group Inc.                   1,772          77,436

 Dominion Resources Inc./VA                        3,430         224,562

 DTE Energy Co                                     1,768          77,580

 Duke Energy Corp.                                 9,602         242,739

 Edison International                              3,462         110,438

 Entergy Corp.                                     2,423         157,059

 Exelon Corp.                                      6,632         276,621

 FirstEnergy Corp.                                 3,496         147,636

 FPL Group Inc.                                    1,939         136,370

 KeySpan Corp.                                     1,700          67,184

 NCR Corp.*                                        1,006          60,088

 Nicor Inc.                                          460          16,974

 NiSource Inc.                                     2,793          60,859

 Noble Corp.*                                      1,408          68,218

 Peoples Energy Corp.                                383          17,089

 PG&E Corp.*                                       4,027         133,938

 PPL Corp.                                         1,866          96,939

 Progress Energy Inc.                              2,597         114,034
 Public Service Enterprise Group
Inc.                                               2,495         109,755

 SBC Communications Inc.                          33,290         837,909

 Sempra Energy                                     2,396          88,604

 Southern Co/The                                   7,416         243,171

 Sprint Corp.                                     14,984         341,785

 TECO Energy Inc.                                  1,982          29,651

 TXU Corp.                                         3,071         192,920

 Verizon Communications Inc.                      27,813       1,146,730

 Williams Cos Inc.                                 5,523          92,068

 Xcel Energy Inc.                                  4,198          75,816
                                                          ---------------

                                                               6,679,623         5.98%
                                                          ---------------
 TOTAL COMMON STOCK (Cost                                                       99.23%
$92,838,053)                                                 110,753,790
                                                          ---------------

 SHORT-TERM INVESTMENTS
 United States Treasury Bills
12/09/04 (a)                                     100,000          99,966
 First American Prime Obligations
Fund                                             239,489         239,489
                                                          ---------------
 TOTAL SHORT-TERM INVESTMENTS
(Cost $339,455)                                                  339,455         0.30%
                                                          ---------------
TOTAL INVESTMENTS (Cost                                                         99.54%
$93,177,508)                                                 111,093,245
                                                          ---------------
OTHER NET ASSETS                                                                 0.46%
                                                                 517,964
                                                          ---------------
                                                                       $
NET ASSETS                                                   111,611,209       100.00%
                                                          ---------------

* Non-Income  Producing Security

At 11/30/04, unrealized
appreciation(depreciation)
of securities is as follows:
Cost of Investments                                         $ 93,177,508

Unrealized Appreciation                                       29,680,149

Unrealized Depreciation                                     (11,764,412)
                                                          ---------------
Net Unrealized
Appreciation(Depreciation)                                  $ 17,915,737
                                                          ---------------

(a) At 11/30/04, certain U.S. T-Bills with a market value of $99,940 were pledged to cover margin requirements for futures contracts.

Futures contracts at 11/30/04:
(Contracts-$250 times
premium/delivery month/commitment)
S&P 500 Index: 3/Dec 04/Long
Unrealized Appreciation                                       $    9,962

-----------------------------------
S&P MIDCAP INDEX FUND
-----------------------------------
PORTFOLIO OF INVESTMENTS,
11/30/04 (UNAUDITED)

COMMON STOCK                                                                Percent of
BANKING & FINANCIAL SERVICE                       Shares           Value    Net Assets
AG Edwards Inc.                                   10,759     $   420,680

Allmerica Financial Corp.*                         7,227         235,239

AMB Property Corp.                                11,226         448,479

American Financial Group Inc./OH                   9,999         314,769

AmeriCredit Corp.*                                21,398         448,074

AmerUs Group Co.                                   5,311         231,400

Arthur J Gallagher & Co                           12,477         382,420

Associated Banc-Corp                              17,575         584,017

Astoria Financial Corp.                           10,388         431,102

Bank of Hawaii Corp.                               7,141         346,696

Banknorth Group Inc.                              23,480         844,576

Brown & Brown Inc.                                 9,357         379,426

Certegy Inc.                                       8,608         296,115
Charles River Laboratories
International Inc.*                                8,763         409,670

Checkfree Corp.*                                  11,777         436,338

City National Corp./CA                             6,661         455,612
Commerce Bancorp Inc./Cherry Hill
NJ                                                10,672         666,680

Compass Bancshares Inc.                           16,656         775,503

Cullen/Frost Bankers Inc.                          6,998         335,274
Developers Diversified Realty
Corp.                                             13,889         597,921

Eaton Vance Corp.                                  9,187         440,517

Everest Re Group Ltd.                              7,593         639,862

Fidelity National Financial Inc.                  23,584       1,011,518

First American Corp.                              12,030         396,389

FirstMerit Corp.                                  11,518         315,248

Gartner Inc.*                                     14,676         174,644

Greater Bay Bancorp                                6,956         202,072

HCC Insurance Holdings Inc.                        8,786         291,168

Hibernia Corp.                                    21,098         610,154

Highwoods Properties Inc.                          7,283         188,411

Horace Mann Educators Corp.                        5,807         110,333

Hospitality Properties Trust                       9,124         410,033

Independence Community Bank Corp.                 11,403         484,399

IndyMac Bancorp Inc.                               8,317         270,219

Investors Financial Services Corp.                 9,001         394,604

Jefferies Group Inc.                               7,690         312,368

LaBranche & Co. Inc.*                              8,124          65,073

Legg Mason Inc.                                   13,680         932,155

Liberty Property Trust                            11,563         474,083

Mack-Cali Realty Corp.                             8,233         360,111

Mercantile Bankshares Corp.                       10,741         553,162

MoneyGram International Inc.                      12,026         257,236

New Plan Excel Realty Trust                       13,886         367,701

New York Community Bancorp Inc.                   35,951         711,111

Ohio Casualty Corp.*                               8,345         179,251

Old Republic International Corp.                  24,734         618,103

PMI Group Inc./The                                13,045         537,193

Protective Life Corp.                              9,425         394,436

Radian Group Inc.                                 12,596         645,545

Raymond James Financial Inc.                      10,017         296,303

RSA Security Inc.*                                 8,644         182,821

SEI Investments Co                                13,999         547,501

Silicon Valley Bancshares*                         4,840         203,183

Stancorp Financial Group Inc.                      3,856         304,817

TCF Financial Corp.                               18,952         585,806

United Dominion Realty Trust Inc.                 17,369         399,313

Unitrin Inc.                                       9,293         442,719

Waddell & Reed Financial Inc.                     11,204         254,331

Washington Federal Inc.                           10,654         287,338

Westamerica Bancorporation                         4,307         250,495

Wilmington Trust Corp.                             9,013         325,820

WR Berkley Corp.                                  11,417         517,761
                                                          ---------------

                                                              25,985,298        17.74%
                                                          ---------------
CAPITAL GOOD

AGCO Corp.*                                       12,256         267,058

Ametek Inc.                                        9,262         302,682

BorgWarner Inc.                                    7,579         379,405

Credence Systems Corp.*                           12,946          98,907

Donaldson Co. Inc.                                11,728         363,568

Dycom Industries Inc.*                             6,591         192,062

Federal Signal Corp.                               6,536         112,419

Flowserve Corp.*                                   7,506         189,301

Graco Inc.                                         9,408         344,521

Hubbell Inc.                                       8,265         401,679

Integrated Device Technology Inc.*                14,411         163,565

International Rectifier Corp.*                     8,975         380,002

Intersil Corp.                                    20,441         329,100

Jacobs Engineering Group Inc.*                     7,650         351,671

L-3 Communications Holdings Inc.                  14,520       1,080,578

Modine Manufacturing Co*                           4,685         150,623

Packaging Corp. of America                        14,502         333,546

Plexus Corp.*                                      5,861          80,589

Rayonier Inc.                                      6,741         321,883

Republic Services Inc.                            20,618         649,261

SPX Corp.                                         10,336         424,913

Stericycle Inc.*                                   6,135         256,382

Tecumseh Products Co                               2,509         114,887

Trinity Industries Inc.                            6,401         226,275

Varian Inc.*                                       4,712         176,464

Varian Medical Systems Inc.*                      18,447         776,250

Vishay Intertechnology Inc.*                      22,555         329,529

York International Corp.                           5,625         207,394
                                                          ---------------

                                                               9,004,513         6.15%
                                                          ---------------

CONSUMER CYCLICAL

Abercrombie & Fitch Co                            12,841         584,908

American Greetings                                 9,263         246,581

Bandag Inc.                                        2,631         131,208

Barnes & Noble Inc.*                               9,518         257,747

BJ's Wholesale Club Inc.*                          9,457         280,778

Cabot Microelectronics Corp.*                      3,366         124,374

Callaway Golf Co.                                 10,215         120,128

Carlisle Cos Inc.                                  4,233         253,176

Carmax Inc.*                                      14,125         393,381

Chico's FAS Inc.*                                 12,141         468,643

Claire's Stores Inc.                              13,433         273,362

Copart Inc.*                                      12,220         263,952

Dollar Tree Stores Inc.*                          15,419         429,111

DR Horton Inc.                                    31,671       1,115,136

Fastenal Co                                       10,304         630,193

Foot Locker Inc.                                  21,139         549,191
Furniture Brands International
Inc.                                               7,431         180,499

Gentex Corp.                                      10,518         339,942

Lear Corp.                                         9,318         540,444

Martin Marietta Materials Inc.                     6,549         329,087

Michaels Stores Inc.                              18,538         506,644

Mohawk Industries Inc.*                            9,060         794,562

Neiman-Marcus Group Inc.                           6,692         437,055

O'Reilly Automotive Inc.*                          7,483         325,810

Pacific Sunwear Of California                     10,110         224,543

Payless Shoesource Inc.*                           9,250         108,040

Petsmart Inc.                                     19,718         675,736

Pier 1 Imports Inc.                               11,871         216,527

Rent-A-Center Inc.*                               10,743         273,839

Ryland Group Inc.                                  3,220         326,347

Superior Industries International                  3,616         102,152

Teleflex Inc.                                      5,463         275,882

Thor Industries Inc.                               7,753         258,950

Timberland Co*                                     4,791         303,414

Visx Inc.*                                         6,720         173,779

Webster Financial Corp.                            7,203         360,510

Williams-Sonoma Inc.*                             15,787         577,962
                                                          ---------------

                                                              13,453,591         9.19%
                                                          ---------------
CONSUMER NON-DURABLE

99 Cents Only Stores*                              9,439         140,830

Activision Inc.*                                  18,794         295,442

Aeropostale Inc.*                                  7,623         217,256

Alliance Data Systems Corp.*                      10,980         471,042

American Eagle Outfitters                          9,739         406,798

AnnTaylor Stores Corp.*                            9,692         212,642

Applebees International Inc.                      11,147         286,478

Apria Healthcare Group Inc.*                       6,786         208,127

Banta Corp.                                        3,383         150,544

Barr Pharmaceuticals Inc.*                        14,190         554,120

Belo Corp.                                        15,611         393,709

BISYS Group Inc./The*                             16,388         262,372

Bob Evans Farms Inc.                               4,791         120,973

Boyd Gaming Corp.                                 11,772         432,739

Brinker International Inc.*                       12,199         416,352

Brink's Co./The                                    7,706         297,529

Caesars Entertainment Inc.*                       42,065         790,822

Catalina Marketing Corp.                           7,080         198,948

CBRL Group Inc.                                    6,616         269,734

Ceridian Corp.*                                   20,179         381,585

Cheesecake Factory/The*                            7,038         344,088

Church & Dwight Inc.                               8,393         262,029

Colonial BancGroup Inc./The                       18,138         385,070

Community Health Systems Inc.*                    11,832         327,155

Constellation Brands Inc.*                        14,567         651,145

Covance Inc.*                                      8,505         335,607

Coventry Health Care Inc.*                        12,161         603,550

Dentsply International Inc.                       10,933         575,185

DeVry Inc.*                                        9,544         160,912

Dun & Bradstreet Corp.*                            9,552         567,007

Education Management Corp.*                        9,934         329,213

Edwards Lifesciences Corp.*                        8,107         304,904

Emmis Communications Corp.*                        7,610         140,709

Energizer Holdings Inc.*                          10,589         494,506

Entercom Communications Corp.*                     6,769         243,819

First Health Group Corp.*                         12,448         221,823

Gamestop Corp*                                     3,738          79,320

Glatfelter                                         5,951          85,575

GTECH Holdings Corp.                              16,027         387,052
Harman International Industries
Inc.                                               8,968       1,101,719

Harte-Hanks Inc.                                  11,669         301,294

Health Net Inc.*                                  15,205         413,880

Henry Schein Inc.*                                 5,918         385,735

Herman Miller Inc.                                 9,676         237,672

HNI Corp.                                          7,807         330,939

Hormel Foods Corp.                                18,847         576,907

International Speedway Corp.                       7,232         353,572

IVAX Corp.*                                       33,970         530,272

JM Smucker Co/The                                  7,925         360,429

Krispy Kreme Doughnuts Inc.*                       8,385          84,437

Lancaster Colony Corp.                             4,842         211,499

Lee Enterprises Inc.                               6,133         292,421

LifePoint Hospitals Inc.*                          5,256         193,316

Lincare Holdings Inc.*                            13,572         523,743

Mandalay Resort Group                              9,167         638,940

Media General Inc.                                 3,222         200,408

Millennium Pharmaceuticals Inc.*                  41,433         522,884

MPS Group Inc.*                                   14,297         160,984

Noble Energy Inc.                                  7,934         506,110

NSTAR                                              7,213         365,338

Omnicare Inc.                                     14,138         458,213

Outback Steakhouse Inc.                           10,006         433,260

Pacificare Health Systems*                        11,682         565,409

Par Pharmaceutical Cos Inc.*                       4,609         181,871

Patterson Cos Inc.*                               18,575         758,975

Perrigo Co.                                        9,596         173,112
Reader's Digest Association
Inc./The                                          13,520         193,336

Regis Corp.                                        6,011         268,391

Renal Care Group Inc.*                             9,108         303,296

Ross Stores Inc.                                  20,030         538,807

Ruby Tuesday Inc.                                  8,913         245,553

Ruddick Corp.                                      6,345         138,384

Saks Inc.                                         19,265         267,976

Sensient Technologies Corp.                        6,366         146,736

Sepracor Inc.*                                    11,897         529,535

Six Flags Inc.*                                   12,635          61,406

Smithfield Foods Inc.*                            15,011         436,070

Steris Corp.*                                      9,376         214,523

Tootsie Roll Industries Inc.                       7,099         220,424

Triad Hospitals Inc.*                             10,429         382,640

Tupperware Corp.                                   7,951         148,843

Tyson Foods Inc.                                  47,936         785,671

Universal Corp./Richmond VA                        3,467         168,774

Universal Health Services Inc.                     7,901         359,654

Urban Outfitters Inc.*                            10,928         464,440

Valassis Communications Inc.*                      7,032         238,736
Valeant Pharmaceuticals
International                                     11,407         276,163

VCA Antech Inc.*                                  11,124         206,461

Vertex Pharmaceuticals Inc.*                      10,862         115,354

Washington Post                                    1,299       1,218,462

Westwood One Inc.*                                13,205         296,056

Whole Foods Market Inc.                            8,455         767,460
                                                          ---------------

                                                              32,863,202        22.44%
                                                          ---------------
ENERGY

ENSCO International Inc.                          20,509         642,137

Equitable Resources Inc.                           8,399         499,741

Grant Prideco Inc.*                               16,666         359,152

Hanover Compressor Co*                            10,589         154,599

Helmerich & Payne Inc.                             6,846         223,385

Murphy Oil Corp.                                  12,494       1,065,863

National Fuel Gas Co                              11,213         316,207

Newfield Exploration Co*                           8,460         531,711

Patterson-UTI Energy Inc.                         22,664         453,280

Pioneer Natural Resources Co                      19,758         695,482
Plains Exploration & Production
Co.*                                              10,470         293,474

Pride International Inc.*                         18,466         361,195

Questar Corp.                                     11,406         579,539

Sequa  Corp.*                                      1,418          84,655

Smith International Inc.*                         14,231         861,972

Tidewater Inc.                                     8,234         279,380

Weatherford International Ltd.*                   18,128         967,673

Western Gas Resources Inc.                        10,016         310,496

XTO Energy Inc.                                   35,163       1,278,175
                                                          ---------------

                                                               9,958,114         6.80%
                                                          ---------------
MANUFACTURING
Advanced Fibre Communications
Inc.*                                             12,013         196,413

Airgas Inc.                                       10,129         269,229

Albemarle Corp.                                    5,645         224,897

Arch Coal Inc.                                     8,297         316,945

Avocent Corp.*                                     6,688         253,676

Bowater Inc.                                       7,557         306,134

Cabot Corp.                                        8,380         315,507

CDW Corp.                                         11,290         741,979

Cooper Cameron Corp.*                              7,460         389,337

Crompton Corp.                                    15,563         174,461

Cytec Industries Inc.                              5,315         258,362

Dean Foods Co*                                    21,433         678,783

Ferro Corp.                                        5,690         130,187

FMC Corp.*                                         4,951         245,322

FMC Technologies Inc.*                             9,164         301,037

Harsco Corp.                                       5,587         296,949

Hillenbrand Industries Inc.                        8,403         462,165

Hovnanian Enterprises Inc.*                        8,301         334,281

Kemet Corp.*                                      11,747         104,078

Kennametal Inc.                                    4,952         254,038

Lam Research Corp.*                               18,199         473,356

Lennar Corp.                                      21,192         952,157

Longview Fibre Co                                  6,936         120,548

Lubrizol Corp.                                     8,845         305,595

Lyondell Chemical Co                              24,239         680,146

Macromedia Inc.*                                   9,424         268,867

McData Corp.*                                     16,125          91,106

Minerals Technologies Inc.                         2,794         185,382

National-Oilwell Inc.*                            11,663         422,201

Nordson Corp.                                      4,842         184,287

Olin Corp.                                         9,481         215,124

Peabody Energy Corp.                               8,720         723,760

Pentair Inc.                                      13,629         545,433

Plantronics Inc.                                   6,509         268,106

Pogo Producing Co                                  8,678         438,239

Potlatch Corp.                                     4,008         203,286

Quantum Corp.*                                    24,702          70,648

RPM International Inc.                            15,785         291,865

Scotts Co/The*                                     4,446         304,773

Sonoco Products Co                                13,307         378,451

Storage Technology Corp.*                         15,092         439,781

Toll Brothers Inc.*                               10,147         521,353

Valspar Corp.                                      6,968         335,997
                                                          ---------------

                                                              14,674,239        10.02%
                                                          ---------------
SERVICE

Alexander & Baldwin Inc.                           5,785         244,763

Career Education Corp.*                           13,902         540,788

Corinthian Colleges Inc.*                         12,248         213,421

Forest Oil Corp.*                                  8,003         272,342

ITT Educational Services Inc.*                     6,211         296,451

Kelly Services Inc.                                4,779         145,282

Manpower Inc.                                     12,237         591,904

Newport Corp.*                                     5,794          71,498

Rollins Inc.                                       6,199         152,185

Scholastic Corp.*                                  5,378         177,151

Sotheby's Holdings*                                8,582         134,566

Tech Data Corp.*                                   7,878         357,582

United Rentals Inc.*                              10,558         188,671

Varco International Inc.*                         13,251         394,085
                                                          ---------------

                                                               3,780,690         2.58%
                                                          ---------------
TECHNOLOGY

3Com Corp.*                                       53,448         237,309

Acxiom Corp.                                      11,681         295,412

Adtran Inc.                                       10,817         242,409

Advent Software Inc.*                              4,509          90,225

Airtran Holdings Inc.*                            11,619         137,337

Alliant Techsystems Inc.*                          5,103         336,135

Amphenol Corp.                                    11,939         419,178

Arrow Electronics Inc.*                           15,693         384,949

ArvinMeritor Inc.                                  9,422         206,813

Ascential Software Corp.*                          7,969         108,936

Atmel Corp.*                                      64,590         229,295

Avnet Inc.*                                       16,361         301,042

Beckman Coulter Inc.                               8,324         544,889

Borders Group Inc.                                10,367         236,160

Cadence Design Systems Inc.*                      36,567         502,431

Cephalon Inc.*                                     7,696         365,791

ChoicePoint Inc.*                                 12,037         527,822
Cognizant Technology Solutions
Corp.*                                            17,842         680,315

CommScope Inc.*                                    7,342         141,847

Cree Inc.*                                         9,953         356,118

CSG Systems International*                         7,066         128,389

Cypress Semiconductor Corp.*                      17,016         167,608

Cytyc Corp.*                                      15,083         404,828

Diebold Inc.                                       9,736         517,955

DST Systems Inc.*                                 11,411         556,286

Fair Isaac Corp.                                   9,549         316,836
Fairchild Semiconductor
International Inc.*                               16,211         248,028

Granite Construction Inc.                          5,650         149,951

Harris Corp.                                       9,006         596,107

Imation Corp.                                      4,829         155,542

Inamed Corp.*                                      4,832         259,237

Integrated Circuit Systems Inc.*                   9,856         232,996

Invitrogen Corp.*                                  7,153         432,757

Jack Henry & Associates Inc.                      12,258         236,334

Keane Inc.*                                        8,390         130,045

Korn/Ferry International*                          5,258          97,957

Lattice Semiconductor Corp.*                      15,402          82,216

Laureate Education Inc.*                           6,201         244,257

Leucadia National Corp.                            9,628         603,676

LTX Corp.*                                         8,284          59,148

Macrovision Corp.*                                 6,711         178,177

McAfee Inc.*                                      21,215         613,114

Mentor Graphics Corp.*                             9,740         122,237

Microchip Technology Inc.                         27,957         787,828

National Instruments Corp.                        10,702         306,077

Polycom Inc.*                                     13,501         308,363

Powerwave Technologies Inc.*                      14,173         114,631

Precision Castparts Corp.                          8,817         571,694

Protein Design Labs Inc.*                         12,917         234,056

Quanta Services Inc.*                             15,931         122,828

Retek Inc.*                                        7,597          46,342

Reynolds & Reynolds Co/The                         8,774         208,207

RF Micro Devices Inc.*                            25,344         176,394

Sandisk Corp.*                                    21,992         496,579

Semtech Corp.*                                    10,095         206,645

Silicon Laboratories Inc.*                         7,035         212,035

Sybase Inc.*                                      12,906         222,370

Synopsys Inc.*                                    21,183         373,456

Thomas & Betts Corp.*                              8,008         253,373

Titan Corp.*                                      11,456         184,556
Transaction Systems Architects
Inc.*                                              5,088         104,406

Triquint Semiconductor Inc.*                      18,646          80,737

Utstarcom Inc.*                                   15,469         302,264

Wind River Systems Inc.*                          11,120         134,552

Zebra Technologies Corp.*                          9,733         489,375
                                                          ---------------

                                                              18,814,864        12.85%
                                                          ---------------
TRANSPORTATION

Alaska Air Group Inc.*                             3,645         113,833

CH Robinson Worldwide Inc.                        11,597         623,339

CNF Inc.                                           6,917         323,370
Expeditors International
Washington Inc.                                   14,386         766,198

GATX Corp.                                         6,698         197,189

JB Hunt Transport Services Inc.                   10,967         440,873

JetBlue Airways Corp.*                            14,036         337,004

Overseas Shipholding Group                         5,346         351,179

PepsiAmericas Inc.                                18,773         396,298

Swift Transportation Co. Inc.*                    10,857         211,603

Werner Enterprises Inc.                           10,762         242,145
                                                          ---------------

                                                               4,003,032         2.73%
                                                          ---------------
UTILITY

Adesa Inc.                                        12,882         257,125

AGL Resources Inc.                                 8,819         292,703

Alliant Energy Corp.                              15,375         419,430

Aqua America Inc.                                 12,631         299,607

Aquila Inc.*                                      32,008         112,028

Black Hills Corp.                                  4,408         135,370

Blyth Inc.                                         5,545         162,524

Cincinnati Bell Inc.*                             33,305         119,898

DPL Inc.                                          17,179         411,952

Duquesne Light Holdings Inc.                      10,400         183,456

Energy East Corp.                                 19,923         501,462

Great Plains Energy Inc.                          10,085         298,617

Hawaiian Electric Industries                      10,934         308,886

Idacorp Inc.                                       5,186         167,093

MDU Resources Group Inc.                          15,955         435,731

Micrel Inc.*                                      12,429         132,742

Northeast Utilities                               17,414         317,457

OGE Energy Corp.                                  11,900         307,615

Oneok Inc.                                        13,994         390,712

Pepco Holdings Inc.                               25,206         537,896

PNM Resources Inc.                                 8,205         208,735

Puget Energy Inc.                                 13,510         317,485

SCANA Corp.                                       15,156         580,778

Sierra Pacific Resources*                         15,933         163,313

Telephone & Data Systems Inc.                      7,770         602,175

Vectren Corp.                                     10,317         270,099

Westar Energy Inc.                                11,650         258,048

WGL Holdings Inc.                                  6,606         200,294

Wisconsin Energy Corp.                            15,971         531,355

WPS Resources Corp.                                5,059         244,603
                                                          ---------------

                                                               9,169,188         6.26%
                                                          ---------------
TOTAL COMMON STOCK (COST                                                        96.75%
$108,764,690)                                                141,706,731
                                                          ---------------
SHORT-TERM INVESTMENTS
 United States Treasury Bills
12/02/04 (a)                                   3,700,000       3,699,813
 United States Treasury Bills
12/23/04 (a)                                     400,000         399,597
First American Prime Obligations
Fund                                             260,710         260,710
                                                          ---------------
 TOTAL SHORT-TERM INVESTMENTS
(Cost $4,360,120)                                              4,360,120         2.98%
                                                          ---------------
TOTAL INVESTMENTS (Cost                                                         99.72%
$113,124,810)                                                146,066,851
                                                          ---------------
OTHER NET ASSETS                                                                 0.28%
                                                                 405,094
                                                          ---------------

NET ASSETS                                                   146,471,945       100.00%
                                                          ---------------

* Non-Income  Producing Security

At 11/30/04, unrealized
appreciation(depreciation)
of securities is as follows:
                                                                       $
Cost of Investments                                          113,124,810

Unrealized Appreciation                                       38,598,323

Unrealized Depreciation                                      (5,656,282)
                                                          ---------------
Net Unrealized
Appreciation(Depreciation)                                  $ 32,942,041
                                                          ---------------

(a) At 11/30/04, certain U.S. T-Bills with a market value of $799,577 were pledged to cover margin requirements for futures contracts.

Futures contracts at 11/30/04:
(Contracts-$500 times
premium/delivery month/commitment)
S&P MidCap 400 Index: 14/Dec
04/Long
Unrealized Appreciation                                      $   231,684

-----------------------------------
 S&P SMALLCAP FUND
-----------------------------------
PORTFOLIO OF INVESTMENTS,
11/30/04 (UNAUDITED)

COMMON STOCK                                                                Percent of
BANKING & FINANCIAL SERVICE                       Shares           Value    Net Assets
Anchor Bancorp Wisconsin Inc.                      1,149     $    33,568

Bankunited Financial Corp.*                        1,538          47,278
Boston Private Financial Holdings
Inc.                                               1,401          37,953

Brookline Bancorp Inc.                             3,028          49,054

Capital Automotive REIT                            1,857          62,599

Cash America International Inc.*                   1,344          34,474

Chittenden Corp.                                   2,361          69,602

Coinstar Inc.*                                     1,000          26,020

Colonial Properties Trust                          1,386          54,886

Commercial Federal Corp.                           2,035          59,280

Commercial Net Lease Realty                        2,652          53,915

Delphi Financial Group                             1,614          74,986

Dime Community Bancshares                          1,914          35,122

Downey Financial Corp.                             1,434          82,799

East-West Bancorp Inc.                             2,406          99,777

Entertainment Properties Trust                     1,184          50,805

Essex Property Trust Inc.                          1,174          94,542

Financial Federal Corp.                              859          33,037

First Bancorp Puerto Rico                          2,064         132,344

First Midwest Bancorp Inc./IL                      2,389          89,683
First Republic Bank/San Francisco
CA                                                   813          41,780

FirstFed Financial Corp.*                            870          45,779

Flagstar Bancorp Inc.                              3,122          68,028

Fremont General Corp.                              3,956          94,153

Gables Residential Trust                           1,501          53,541

Glenborough Realty Trust Inc.                      1,638          35,774

Gold Banc Corp. Inc.                               2,056          30,758

Hudson United Bancorp                              2,303          93,617

Investment Technology Group Inc.*                  2,351          39,403

Irwin Financial Corp.                              1,450          38,585

Kilroy Realty Corp.                                1,457          58,892

LandAmerica Financial Group Inc.                     971          51,851
Lexington Corp.orate Properties
Trust                                              2,470          55,501

MacDermid Inc.                                     1,555          57,255

MAF Bancorp Inc.                                   1,677          76,974

Mercury Computer Systems Inc.*                     1,010          31,815

Moog Inc.*                                         1,335          56,097

NCO Group Inc.*                                    1,615          40,553

New Century Financial Corp.                        1,692         107,036

Oshkosh Truck Corp.                                1,809         113,641
Philadelphia Consolidated Holding
Co*                                                1,130          77,123

Piper Jaffray Cos*                                 1,018          46,838

Presidential Life Corp.                            1,505          25,149

PRG-Schultz International Inc.*                    2,943          15,892

ProAssurance Corp.*                                1,496          58,419

Provident Bankshares Corp.                         1,686          61,944

Rewards Network Inc.*                              1,161           7,314

Riggs National Corp.                               1,486          29,898

RLI Corp.                                          1,292          53,812

SCPIE Holdings Inc.                                  473           4,725

Selective Insurance Group                          1,422          63,691

Shurgard Storage Centers Inc.                      2,359          97,615

South Financial Group Inc./The                     3,063          97,051

Southwest Bancorp of Texas Inc.                    3,522          86,148

Sovereign Bancorp Inc.                               533          11,646

Sterling Bancshares Inc.                           2,297          33,490

Sterling Financial Corp./WA*                       1,159          46,302

Stewart Information Services Corp.                   928          40,507

SWS Group Inc.                                       787          16,637

Trustco Bank Corp. NY                              3,818          53,834

UCBH Holdings Inc.                                 2,317         105,053

UICI                                               2,373          79,258

Umpqua Holdings Corp.                              1,364          34,877

United Bankshares Inc.                             2,234          85,495

Whitney Holding Corp.                              2,084          96,156

Wintrust Financial Corp.                           1,038          62,114

World Acceptance Corp.*                              952          24,552

Zenith National Insurance Corp.                      982          45,143
                                                          ---------------

                                                               3,873,441        14.53%
                                                          ---------------
CAPITAL GOOD

Aeroflex Inc.*                                     3,808          46,648

Agilysys Inc.                                      1,491          24,646

Albany International Corp.                         1,699          56,832
Applied Industrial Technologies
Inc.                                                 994          41,400

Astec Industries Inc.*                               914          15,209

Audiovox Corp.*                                    1,050          15,698

Belden CDT Inc.                                    2,364          54,821

Benchmark Electronics Inc.*                        2,106          73,815

Briggs & Stratton Corp.                            2,304          90,363

Brooks Automation Inc.*                            2,287          35,105

CDI Corp.                                          1,007          19,455

CTS Corp.                                          1,721          22,993

Cymer Inc.*                                        1,886          57,372

EMCOR Group Inc.*                                    776          35,867

Exar Corp.*                                        1,952          27,289

Gardner Denver Inc.*                               1,013          34,847

Ionics Inc.*                                       1,159          50,080

JLG Industries Inc.                                2,241          38,993

Lawson Products                                      456          22,276

Lindsay Manufacturing Co                             549          15,449

Manitowoc Co                                       1,371          51,207

Massey Energy Co                                   3,894         136,757

Milacron Inc.*                                     3,713          11,102

Paxar Corp.*                                       2,034          47,087

Polaris Industries Inc.                            2,204         145,244

Radisys Corp.*                                       829          11,681

Robbins & Myers Inc.                                 666          16,077

Shaw Group Inc./The*                               3,244          47,784

Steel Dynamics Inc.                                2,530         102,541

Stewart & Stevenson Services                       1,474          29,480

Technitrol Inc.*                                   2,070          35,708

Timken Co                                          4,588         119,288

Trimble Navigation Ltd.*                           2,600          82,082

Triumph Group Inc.*                                  814          33,016

Ultimate Electronics Inc.*                           680           2,081

Unisource Energy Corp.                             1,752          42,731

URS Corp.*                                         2,204          66,208
Varian Semiconductor Equipment
Associates Inc.*                                   1,863          66,174

Vicor Corp.*                                       2,151          23,381

Wabash National Corp.*                             1,723          42,851

Waste Connections Inc.*                            2,239          76,260

Watts Water Technologies Inc.                      1,655          50,693

Woodward Governor Co                                 579          42,180
                                                          ---------------

                                                               2,060,771         7.73%
                                                          ---------------
CONSUMER CYCLICAL

ABM Industries Inc.                                2,508          55,051

AO Smith Corp.                                     1,508          45,315

Apogee Enterprises Inc.                            1,275          18,590

Aptargroup Inc.                                    1,875          98,531

Brown Shoe Co. Inc.                                  932          26,581
Burlington Coat Factory Warehouse
Corp.                                              2,290          53,380

Cascade Natural Gas Corp.                            520          11,118

Cato Corp./The                                       975          26,013

Christopher & Banks Corp.                          1,875          36,994

Clarcor Inc.                                       1,302          68,381

Coachmen Industries Inc.                             746          11,988

Cost Plus Inc.*                                    1,125          35,753

Department 56*                                       632          10,700

Dress Barn Inc.*                                   1,408          24,175

Dupont Photomasks Inc.*                              838          22,106

ElkCorp                                            1,011          29,926

Enesco Group Inc.*                                   652           4,812

Fedders Corp.                                      1,460           4,380

Fred's Inc.                                        2,010          34,833

G&K Services Inc.                                  1,071          43,997

Griffon Corp.*                                     1,420          35,614

Group 1 Automotive Inc.*                           1,153          34,025

Haggar Corp.                                         300           6,630

Hancock Fabrics Inc. /DE                             863           8,621

Haverty Furniture Cos Inc.                         1,157          23,314

HOT Topic Inc.*                                    2,397          39,239

Imagistics International Inc.*                       812          29,070

Interface Inc.*                                    2,381          23,572

Jakks Pacific Inc.*                                1,204          22,418

Jo-Ann Stores Inc.*                                1,070          29,446

Kellwood Co                                        1,393          48,490

K-Swiss Inc.                                       1,813          49,118

Lennox International Inc.                          3,019          54,312

Linens 'N Things Inc.*                             2,240          55,642

Marcus Corp.                                       1,435          32,790

MDC Holdings Inc.                                  1,673         126,646

Meritage Corp.*                                      675          63,180

Midas Inc.*                                          700          13,517

Monaco Coach Corp.                                 1,505          29,950

Movie Gallery Inc.                                 1,719          29,962

National Presto Industries Inc.                      327          14,846

NVR Inc.*                                            340         234,906

Oshkosh B'Gosh Inc.                                  590          12,095

Oxford Industries Inc.                               832          33,946

PEP Boys-Manny Moe & Jack                          3,075          48,431

PolyMedica Corp.                                   1,391          49,450

Quiksilver Inc.*                                   2,912          86,341

Reliance Steel & Aluminum Co                       1,663          66,370

Russell Corp.                                      1,674          30,701

School Specialty Inc.*                               975          37,050

Select Comfort Corp.*                              1,867          36,388

ShopKo Stores Inc.*                                1,351          24,156

Skyline Corp.                                        400          16,540

Stein Mart Inc.*                                   2,160          35,921

Texas Industries Inc.                              1,086          65,160

Thor Industries Inc.                               2,654          88,644

Too Inc.*                                          1,767          44,882

Toro Co                                            1,247          90,408

Tower Automotive Inc.*                             2,705           4,869

Tractor Supply Co*                                 1,961          62,203

Winnebago Industries                               1,700          64,481

Wolverine World Wide Inc.                          2,040          61,098

X-Rite Inc.                                          987          14,716
                                                          ---------------

                                                               2,641,778         9.91%
                                                          ---------------
CONSUMER NON-DURABLE

4Kids Entertainment Inc.*                            613          12,524

Aaron Rents Inc.                                   2,547          61,790

Accredo Health Inc.*                               2,488          67,350

Action Performance Cos Inc.                          824           8,891

Advanced Marketing Services*                         884           9,503

Advanced Medical Optics Inc.*                      1,513          62,911

Advo Inc.                                          1,557          54,666

American Italian Pasta Co.                           860          16,564
American Medical Systems Holdings
Inc.*                                              1,710          65,254

AMERIGROUP Corp.*                                  1,269          87,561

Angelica Corp.                                       425          10,774

Arbitron Inc.*                                     1,587          59,386

Argosy Gaming Co.*                                 1,511          70,352

Aztar Corp.*                                       1,772          59,929

Bally Total Fitness Holding Corp.*                 1,577           5,251

Biolase Technology Inc.                            1,245          11,255

Bowne & Co. Inc.                                   1,795          27,643

Casey's General Stores Inc.                        2,565          49,684

CEC Entertainment Inc.*                            1,917          78,003

Centene Corp.*                                     1,039          55,587

Childrens Place*                                   1,378          43,627

Ciber Inc.*                                        2,938          27,412

Coherent Inc.*                                     1,549          44,751

Cooper Cos Inc.                                    1,676         116,532

Corn Products International Inc.                   1,871         101,820

CPI Corp.                                            380           5,377

Cross Country Healthcare Inc.*                     1,640          29,110

Curative Health Services Inc.*                       589           3,363

Datascope Corp.                                      759          30,428

Diagnostic Products Corp.                          1,491          72,164

DIMON Inc.                                         2,076          13,515

eFunds Corp.*                                      2,455          58,478
Electronics Boutique Holdings
Corp.*                                             1,154          44,948

Fleetwood Enterprises Inc.*                        2,730          36,992

Flowers Foods Inc.                                 2,261          69,028

Fossil Inc.*                                       3,620          97,921

Genesco Inc.*                                      1,118          33,070

Global Imaging Systems Inc.*                       1,177          44,043

Global Payments Inc.                               1,943         107,176

Goody's Family Clothing Inc.                       1,499          14,600

Great Atlantic & Pacific Tea Co*                   1,919          14,508

Guitar Center Inc.*                                1,249          60,427

Gymboree Corp.*                                    1,569          18,499

Haemonetics Corp./Mass*                            1,291          45,056

Hain Celestial Group Inc.*                         1,870          36,334
Heidrick & Struggles
International Inc.*                                  972          33,437

Hibbett Sporting Goods Inc.*                       1,203          29,798

Hologic Inc.*                                      1,046          26,140

Idexx Laboratories Inc.*                           1,782          91,951

Ihop Corp.                                         1,098          46,522

Immucor Inc.*                                      1,485          47,743

Insituform Technologies Inc.*                      1,227          28,638

Invacare Corp.                                     1,604          81,018

J Jill Group Inc./The*                             1,026          17,719

J&J Snack Foods Corp.                                417          19,574

j2 Global Communications Inc.*                     1,188          41,402

Jack in the Box Inc.*                              1,872          70,724

JM Smucker Co/The                                    366          16,646

John H Harland Co                                  1,445          51,023

Lance Inc.                                         1,352          25,201

Landry's Restaurants Inc.                          1,426          42,138

Lone Star Steakhouse & Saloon                      1,092          29,473

Longs Drug Stores Corp.                            1,914          51,104

Manhattan Associates Inc.*                         1,548          37,616

Medicis Pharmaceutical                             2,912         107,132

Men's Wearhouse Inc.*                              1,829          57,888

Mentor Corp.                                       2,155          66,503

Merit Medical Systems Inc.*                        1,295          14,711

MGI Pharma Inc.*                                   3,614          97,542

Multimedia Games Inc.*                             1,431          18,717

Nash Finch Co                                        581          21,561

Natures Sunshine Prods Inc.                          669          11,199

Nautilus Group Inc.                                1,674          36,476

NBTY Inc.*                                         3,425          89,256

NDCHealth Corp.                                    1,848          34,890

Noven Pharmaceuticals Inc.*                        1,200          21,936

OCA Inc.*                                          2,332          13,339

O'Charleys Inc.*                                     966          18,354

Odyssey HealthCare Inc.*                           1,878          25,071

On Assignment Inc.*                                1,167           6,092

Osteotech Inc.*                                      821           4,466

Owens & Minor Inc.                                 2,015          55,916

Panera Bread Co*                                   1,547          61,787

Papa John's International Inc.*                      832          29,594

Parexel International Corp.*                       1,339          27,624

Pediatrix Medical Group Inc.*                      1,257          78,311

Penford Corp.                                        400           6,720

Performance Food Group Co*                         2,378          62,399

PF Chang's China Bistro Inc.*                      1,312          73,787

Phillips-Van Heusen                                1,578          43,079

Pinnacle Entertainment Inc.*                       1,726          31,379

Possis Medical Inc.*                                 932          10,755

Pre-Paid Legal Services Inc.                         840          28,770

Priority Healthcare Corp.*                         2,227          46,544

Province Healthcare Co*                            2,532          56,818

Radiant Systems Inc.*                              1,286           8,025

Ralcorp Holdings Inc.                              1,500          61,800
Rare Hospitality International
Inc.*                                              1,744          52,250

RehabCare Group Inc.*                                746          19,635

Republic Bancorp Inc./MI                           3,614          56,154

Resmed Inc.*                                       1,735          86,854

Respironics Inc.*                                  1,787          98,964

Russ Berrie & Co. Inc.                               958          21,785

Ryan's Restaurant Group Inc.*                      2,086          31,853

Sanderson Farms Inc.                               1,018          37,921

Savient Pharmaceuticals Inc.*                      2,760           6,072
Schweitzer-Mauduit International
Inc.                                                 770          26,611

Shuffle Master Inc.*                               1,170          53,855

Sierra Health Services*                            1,332          74,099

Sola International Inc.*                           1,640          35,424

Sonic Corp.*                                       3,046          88,852

Standard Register Co/The                           1,313          17,279

Steak N Shake Co/The*                              1,277          23,778

Stride Rite Corp.                                  1,831          20,159

Sunrise Senior Living Inc.*                        1,050          45,098

Sybron Dental Specialties Inc.*                    1,978          67,727

Thomas Nelson Inc.                                   657          16,228

Triarc Cos.*                                       3,265          41,629

United Stationers Inc.*                            1,737          83,168
United Surgical Partners
International Inc.*                                1,442          56,916

UnitedHealth Group Inc.                            1,836         152,113

Urban Outfitters Inc.*                             4,124         175,270

Vital Signs Inc.                                     595          22,259

Volt Information Sciences Inc.*                      731          22,296

Wet Seal Inc./The*                                 1,373           2,279
Wilson Greatbatch Technologies
Inc.*                                              1,017          20,391
                                                          ---------------

                                                               5,617,282        21.08%
                                                          ---------------
ENERGY

Ashworth Inc.*                                       600           5,430

Atwood Oceanics Inc.*                                711          37,278

Cabot Oil & Gas Corp.                              1,688          81,665

Cal Dive International Inc.*                       1,961          84,441

Cimarex Energy Co.*                                2,123          85,302

Dril-Quip Inc.*                                      800          19,096

Energen Corp.                                      1,865         107,909

Frontier Oil Corp.                                 1,361          36,271

Headwaters Inc.*                                   1,723          55,188

Hydril*                                            1,174          55,072

Input/Output Inc.*                                 3,753          32,914

Lone Star Technologies*                            1,476          46,346

Maverick Tube Corp.*                               2,172          68,852

New Jersey Resources Corp.                         1,414          61,509

Northwest Natural Gas Co                           1,401          47,438

Oceaneering International Inc.*                    1,280          49,152

Patina Oil & Gas Corp.                             3,620         120,184

SEACOR Holdings Inc.*                                951          52,781

Southern Union Co*                                 3,945          96,731

Southwest Gas Corp.                                1,779          45,187

Spinnaker Exploration Co*                          1,730          62,747

St Mary Land & Exploration Co                      1,464          62,937

Stone Energy Corp.*                                1,367          65,589

Veritas DGC Inc.*                                  1,715          40,131

W-H Energy Services Inc.*                          1,408          32,187
                                                          ---------------

                                                               1,452,337         5.45%
                                                          ---------------
MANUFACTURING

Actel Corp.*                                       1,218          20,901

Acuity Brands Inc.                                 2,185          64,305

Adaptec Inc.*                                      5,637          43,969

Alpharma Inc.                                      2,687          44,631

AM Castle & Co.*                                     759           9,654

Applica Inc.*                                      1,097           5,540

Arch Chemicals Inc.                                1,194          34,865

Arctic Cat Inc.                                    1,013          27,057

Arqule Inc.*                                       1,302           7,213

AT Cross Co*                                         700           3,332

Baldor Electric Co.                                1,689          46,583

Barnes Group Inc.                                  1,185          31,023

Bell Microproducts Inc.*                           1,276          10,910

Brady Corp.                                        1,222          74,664

Brush Engineered Materials Inc.*                     769          14,996

Buckeye Technologies Inc.*                         1,716          21,261

Building Material Holding Corp.                      640          23,328

CACI International Inc.*                           1,495          92,884

Cambrex Corp.                                      1,239          30,727

Caraustar Industries Inc.*                         1,296          20,853

CARBO Ceramics Inc.                                  816          63,403

Carpenter Technology                               1,124          65,698

Carreker Corp.*                                    1,093           9,225

Century Aluminum Co.*                              1,551          39,737

Champion Enterprises Inc.*                         3,614          41,489

Chemed Corp.                                         622          38,589

Chesapeake Corp.                                   1,001          27,017

Cleveland-Cliffs Inc.                                548          53,101

Commercial Metals Co.                              1,489          67,511

Commonwealth Industries Inc.*                        769          10,066

Concord Camera Corp.*                              1,377           3,635

Conmed Corp.*                                      1,525          44,179

CUNO Inc.*                                           869          56,946

Curtiss-Wright Corp.                               1,077          64,189

Cyberonics Inc.*                                   1,199          22,265

Delta & Pine Land Co                               1,965          52,466

Deltic Timber Corp.                                  590          26,668
Electro Scientific Industries
Inc.*                                              1,341          26,042

Esterline Technologies Corp.*                      1,086          38,662

Ethan Allen Interiors Inc.                         1,913          75,468

Factset Research Systems Inc.                      1,556          80,367

FEI Co*                                            1,705          36,470

Flir Systems Inc.*                                 1,725          97,204

Florida Rock Industries Inc.                       2,219         124,930

Georgia Gulf Corp.                                 1,693          97,483

Gerber Scientific Inc.*                            1,029           8,078

HB Fuller Co                                       1,462          41,842

ICU Medical Inc.*                                    655          16,342

IDEX Corp.                                         2,573         102,920

Intermagnetics General Corp.*                      1,294          38,134

Intermet Corp.*                                    1,230             160

K2 Inc.*                                           1,826          30,823

Kaydon Corp.                                       1,447          46,999

Kopin Corp.*                                       3,225          13,094

Kronos Inc./MA*                                    1,593          80,510

Kulicke & Soffa Industries Inc.*                   2,607          19,500

La-Z-Boy Inc.                                      2,673          41,031

Libbey Inc.                                          640          13,421

Littelfuse Inc.*                                   1,132          44,171

Lydall Inc.*                                         745           8,329

Magnetek Inc.*                                     1,366           9,029

Material Sciences Corp.*                             683          11,420

Meade Instruments Corp.*                             955           3,027

Methode Electronics Inc.                           1,654          21,833

Midway Games Inc.*                                 3,501          37,951

Mobile Mini Inc.*                                    664          20,113

Mueller Industries Inc.                            1,795          55,160

Myers Industries Inc.                              1,536          17,403
Network Equipment Technologies
Inc.*                                              1,066          10,138

OM Group Inc.*                                     1,455          44,727

Omnova Solutions Inc.*                             1,854          10,586

Pericom Semiconductor Corp.*                       1,192          10,466

PolyOne Corp.*                                     4,408          40,686

Pope & Talbot Inc.                                   726          12,197

Quaker Chemical Corp.                                439          10,624

Quanex Corp.                                         843          49,737

Regal-Beloit Corp.                                 1,174          33,119

Regeneron Pharmaceuticals Inc.*                    2,656          24,488

Rock-Tenn Co                                       1,817          29,326

Roper Industries Inc.                              1,889         116,268

Roxio Inc.*                                        1,603          15,004

RTI International Metals Inc.*                       966          20,817

Ryerson Tull Inc.                                  1,152          18,639

SBS Technologies Inc.*                               723           9,442

Schulman A Inc.                                    1,547          33,183

Simpson Manufacturing Co. Inc.                     2,490          83,664

Skywest Inc.                                       2,979          56,690

Standard Motor Products Inc.                         916          14,280

Standard-Pacific Corp.                             1,745          97,737

Standex International Corp.                          564          15,707

Sturm Ruger & Co. Inc.                             1,292          11,731

Susquehanna Bancshares Inc.                        2,363          61,438

Thomas Industries Inc.                               891          34,909

Tredegar Corp.                                     1,971          36,720

Universal Forest Products Inc.                       881          38,024

Valmont Industries Inc.                            1,224          30,551

Watsco Inc.                                        1,366          45,174

Wausau-Mosinee Paper Corp.*                        2,594          46,562

WD-40 Co                                             826          24,127

Wellman Inc.                                       1,480          15,229

WMS Industries Inc.*                               1,545          45,948

Wolverine Tube Inc.*                                 570           6,053

Zale Corp.*                                        2,667          78,010
                                                          ---------------

                                                               3,804,798        14.28%
                                                          ---------------
SERVICE

Administaff Inc.*                                  1,236          18,416

Avid Technology Inc.*                              1,622          92,568

Bassett Furniture Industries Inc.                    556          10,959

Central Parking Corp.                              1,868          28,356

Hilb Rogal & Hobbs Co                              1,850          64,177

Hooper Holmes Inc.                                 3,007          15,787

Hughes Supply Inc.                                 3,142         103,309

Imco Recycling Inc.*                                 739          11,942

Insurance Auto Auctions Inc.*                        580          12,870

Labor Ready Inc.*                                  2,123          33,713

MAXIMUS Inc.*                                      1,113          34,870

Rayovac Corp.*                                     1,767          52,445

Scansource Inc.*                                     643          41,602

SCP Pool Corp.                                     2,736          86,266

Spherion Corp.*                                    3,098          24,412

Startek Inc.                                         740          21,282

TBC Corp.*                                         1,135          30,270

Tetra Tech Inc.*                                   2,868          43,708

Tetra Technologies Inc.*                           1,145          34,808

United Natural Foods Inc.*                         2,000          56,260

Vertrue Inc.*                                        521          18,079

Watson Wyatt & Co. Holdings                        1,652          44,042

Waypoint Financial Corp.                           1,712          47,542
                                                          ---------------

                                                                 927,685         3.48%
                                                          ---------------
TECHNOLOGY

Advanced Energy Industries Inc.*                   1,553          13,278

Alliance Semiconductor Corp.*                      1,688           5,908

American Healthways Inc.*                          1,671          55,728

Amsurg Corp.*                                      1,551          39,876

Analogic Corp.*                                      700          31,724

Anixter International Inc.                         1,885          71,121

Ansys Inc.*                                        1,576          48,367

Armor Holdings Inc.*                               1,673          72,223

Artesyn Technologies Inc.*                         1,796          17,098

Arthrocare Corp.*                                  1,091          33,025

ATMI Inc.*                                         1,601          36,855

Axcelis Technologies Inc.*                         5,102          37,245

BEI Technologies Inc.                                675          19,811

Bel Fuse Inc.                                        579          19,819

Biosite Inc.*                                        803          44,719

Black Box Corp.                                      903          38,540

Brooktrout Inc.*                                     598           7,331

C&D Technologies Inc.                              1,187          20,571

Captaris Inc.*                                     1,544           7,581

Catapult Communications Corp.*                       597          16,203

C-COR Inc.*                                        2,207          19,753

Cerner Corp.*                                      1,835          96,741

Checkpoint Systems Inc.*                           1,928          35,591

Cognex Corp.                                       2,320          59,856

Cohu Inc.                                            984          16,492
Commonwealth Telephone
Enterprises Inc.*                                  1,151          56,008

Concord Communications Inc.*                         863           8,017

Consolidated Graphics Inc.*                          696          32,921

CryoLife Inc.*                                     1,113           7,925

Cubic Corp.                                        1,371          34,961

Daktronics Inc.*                                     943          24,443

Dendrite International Inc.*                       2,129          36,342

Digi International Inc.*                             989          15,221

Dionex Corp.*                                      1,077          61,809

DRS Technologies Inc.*                             1,287          54,981

DSP Group Inc.*                                    1,496          33,181

EDO Corp.                                          1,023          31,171

El Paso Electric Co*                               2,442          43,834

Engineered Support Systems Inc.                    1,336          73,480

Enzo Biochem Inc.*                                 1,519          29,241

EPIQ Systems Inc.*                                   854          12,801

ESS Technology*                                    1,795          12,655

Filenet Corp.*                                     1,998          53,566

GenCorp Inc.                                       2,284          38,394

General Communication*                             2,942          30,126

Harmonic Inc.*                                     3,354          26,061

Helix Technology Corp.                             1,211          18,250

Hutchinson Technology Inc.*                        1,338          43,846

Hyperion Solutions Corp.*                          2,001          89,665

Inamed Corp.*                                      1,820          97,643

Information Holdings Inc.*                         1,072          30,016

Insight Enterprises Inc.*                          2,482          50,211
Integra LifeSciences Holdings
Corp.*                                             1,465          49,795

Internet Security Systems*                         2,484          60,138

Inter-Tel Inc.                                     1,318          37,326

Intrado Inc.*                                        772          10,437

Invision Technologies Inc.*                          899          43,584

Itron Inc.*                                        1,070          23,166

JDA Software Group Inc.*                           1,393          18,276

Kaman Corp.                                        1,048          12,576

Keithley Instruments Inc.                            720          13,622

Mantech International Corp.*                       1,539          36,844

Mapinfo Corp.*                                     1,036          12,380

Micros Systems Inc.*                                 950          69,702

Microsemi Corp.*                                   3,051          54,308

MRO Software Inc.*                                 1,139          14,636

NYFIX Inc.*                                        1,527           9,758

Park Electrochemical Corp.                         1,018          21,470

PC-Tel Inc.*                                         942           7,602

Pegasus Solutions Inc.*                            1,159          13,549
Pharmaceutical Product
Development Inc.*                                  2,885         121,487

Phoenix Technologies Ltd.*                         1,166           9,456

Photon Dynamics Inc.*                                781          17,221

Photronics Inc.*                                   1,589          29,937

Pinnacle Systems Inc.*                             3,188          16,641

Planar Systems Inc.*                                 664           7,078

Power Integrations Inc.*                           1,578          31,134

Progress Software Corp.*                           1,849          41,972

Rogers Corp.*                                        850          40,333

Rudolph Technologies Inc.*                           760          12,160

SCM Microsystems Inc.*                               700           2,387

Serena Software Inc.*                              2,279          47,517

Skyworks Solutions Inc.*                           7,682          76,282

Sourcecorp*                                          750          12,473

SPSS Inc.*                                           804          12,856

Standard Microsystems Corp.*                         864          21,237

Steel Technologies Inc.                              654          19,149

Supertex Inc.*                                       590          12,833

SurModics Inc.*                                      809          24,351

Symmetricom Inc.*                                  2,100          22,680
Take-Two Interactive Software
Inc.*                                              2,303          80,490

Talx Corp.                                           627          18,434

Techne Corp.*                                      2,109          78,349

Teledyne Technologies Inc.*                        1,666          49,480

Theragenics Corp.*                                 1,389           5,834

THQ Inc.*                                          1,990          42,705

Three-Five Systems Inc.*                             988           1,917

Tollgrade Communications Inc.*                       630           6,735

Ultratech Inc.*                                    1,126          19,401

Veeco Instruments Inc.*                            1,520          29,473

Verity Inc.*                                       1,734          23,773

Viasat Inc.*                                       1,352          28,216

Viasys Healthcare Inc.*                            1,579          29,401

WebEx Communications Inc.*                         2,260          53,652

Websense Inc.*                                     1,177          56,567

Zix Corp.*                                         1,342           6,146
                                                          ---------------

                                                               3,531,147        13.25%
                                                          ---------------
TRANSPORTATION

AAR Corp.*                                         1,478          20,204

Arkansas Best Corp.                                1,281          55,237

EGL Inc.*                                          2,382          80,369

FLYi Inc.*                                         2,240           4,211

Forward Air Corp.*                                 1,104          51,170

Frontier Airlines Inc.*                            1,612          18,909

Heartland Express Inc.                             3,849          84,524

Kansas City Southern*                              3,215          54,687

Kirby Corp.*                                       1,258          57,264

Knight Transportation Inc.*                        2,890          69,649

Landstar System Inc.*                              1,529         107,810

Mesa Air Group Inc.*                               1,462          10,263

Offshore Logistics Inc.*                           1,161          44,002

USF Corp.                                          1,422          52,571

Yellow Roadway Corp.*                              2,464         130,222
                                                          ---------------

                                                                 841,093         3.16%
                                                          ---------------
UTILITY

American States Water Co.                            745          19,377

Atmos Energy Corp.                                 2,685          72,468

Avista Corp.                                       2,483          44,197

Boston Communications Group*                         889           7,912
Central Vermont Public Service
Corp.                                                573          12,938

CH Energy Group Inc.                                 808          37,548

Cleco Corp.                                        2,440          48,312

Green Mountain Power Corp.                           231           6,272

Laclede Group Inc./The                             1,063          34,229

NUI Corp.                                            744          10,193

Piedmont Natural Gas Co                            3,920          92,159

Remington Oil & Gas Corp.*                         1,386          40,125

Southwestern Energy Co*                            1,851         101,620

Swift Energy Co*                                   1,422          43,143

UGI Corp.                                          2,605         105,711

UIL Holdings Corp.                                   744          39,774

Unit Corp.*                                        2,346          92,949

Vintage Petroleum Inc.                             3,319          80,486
                                                          ---------------

                                                                 889,413         3.34%
                                                          ---------------
TOTAL COMMON STOCK (COST                                                        96.20%
$18,073,015)                                                  25,639,744
                                                          ---------------
CORPORATE BOND
                                                          ---------------

Mueller Industries Inc. 11/1/14                   15,000          14,700         0.06%
                                                          ---------------
SHORT-TERM INVESTMENTS
 United States Treasury Bills
12/23/04 (a)                                     600,000         599,395
 United States Treasury Bills
12/30/04                                         400,000         399,371
First American Prime Obligations
Fund                                           1,132,211       1,132,211
                                                          ---------------
 TOTAL SHORT-TERM INVESTMENTS
(Cost $2,130,977)                                              2,130,977         8.00%
                                                          ---------------
TOTAL INVESTMENTS (Cost                                                        104.25%
$20,203,992)                                                  27,785,421
                                                          ---------------
OTHER NET LIABILITIES                                                           -4.25%
                                                             (1,133,064)
                                                          ---------------

NET ASSETS                                                    26,652,357       100.00%
                                                          ---------------

* Non-Income  Producing Security

At 11/30/04, unrealized
appreciation(depreciation)
of securities is as follows:
Cost of Investments                                         $ 20,203,992

Unrealized Appreciation                                        8,950,482

Unrealized Depreciation                                      (1,383,753)
                                                          ---------------
Net Unrealized
Appreciation(Depreciation)                                  $  7,566,729
                                                          ---------------

(a) At 11/30/04, certain U.S. T-Bills with a market value of $599,395 were pledged to cover margin requirements for futures contracts.

Futures contracts at 11/30/04:
(Contracts-$500 times
premium/delivery month/commitment)
Russell 2000 Stock Index: 6/Dec
04/Long
Unrealized Appreciation                                      $   196,822

-----------------------------------
EQUITY INCOME FUND
-----------------------------------
PORTFOLIO OF INVESTMENTS,
11/30/04 (UNAUDITED)

COMMON STOCK
BANKING & FINANCIAL SERVICE                                                 Percent of
BANK & BANK HOLDING CO                            Shares           Value    Net Assets
Bank of America Corp.                              7,964     $   368,492

Citigroup Inc.                                     8,411         376,392

Fifth Third Bancorp                                6,223         313,390

SunTrust Banks Inc.                                1,702         121,353

Wells Fargo & Co                                   6,697         413,674
                                                          ---------------

                                                               1,593,301         9.65%
                                                          ---------------
FINANCIAL SERVICE
                                                          ---------------

MBNA Corp.                                         5,095         135,323         0.82%
                                                          ---------------

INSURANCE

Aetna Inc.                                         1,446         171,365

American International Group Inc.                  3,425         216,974

Arthur J Gallagher & Co                            5,000         153,250

Fidelity National Financial Inc.                   2,394         102,679

Marsh & McLennan Cos Inc.                          7,000         200,130

Metlife Inc.                                       4,828         188,292

Stancorp Financial Group Inc.                      2,325         183,791

XL Capital Ltd.                                    1,001          75,435
                                                          ---------------

                                                               1,291,916         7.83%
                                                          ---------------
REAL ESTATE

Annaly Mortgage Management Inc.                    6,008         118,958

Boston Properties Inc.                             1,446          87,020

iStar Financial Inc.                               3,004         131,876

Kimco Realty Corp.                                 1,613          91,747

Mills Corp./The                                    3,104         184,253

Realty Inc.ome Corp.                               3,004         149,689

SL Green Realty Corp.                              1,880         108,344
                                                          ---------------

                                                                 871,889         5.28%
                                                          ---------------
CAPITAL GOOD
CONGLOMERATE
                                                          ---------------

3M Co                                              2,112         168,094         1.02%
                                                          ---------------

MACHINERY - INDUSTRIAL
                                                          ---------------

Caterpillar Inc.                                   1,746         159,846         0.97%
                                                          ---------------

CONSUMER CYCLICAL
AUTO & TRUCK
                                                          ---------------

ITT Industries Inc.                                  867          73,799         0.45%
                                                          ---------------

HOUSING

Masco Corp.                                        3,104         109,478

Stanley Works/The                                  1,880          87,909
                                                          ---------------

                                                                 197,387         1.20%
                                                          ---------------
RETAIL - GENERAL

Gap Inc./The                                       4,450          97,233

Lowe's Cos Inc.                                    4,650         257,285

Sears Roebuck and Co                               1,880          97,816

Target Corp.                                       4,539         232,488

TJX Cos Inc.                                       4,650         109,461

Wal-Mart Stores Inc.                               2,781         144,779
                                                          ---------------

                                                                 939,061         5.69%
                                                          ---------------
TEXTILE & APPAREL
                                                          ---------------

Liz Claiborne Inc.                                 2,436         100,047         0.61%
                                                          ---------------

CONSUMER NON-DURABLE
APPAREL
                                                          ---------------

Ross Stores Inc.                                   2,992          80,485         0.49%
                                                          ---------------

COMMUNICATIONS & MEDIA
                                                          ---------------

McGraw-Hill Cos Inc./The                           4,339         380,660         2.31%
                                                          ---------------

COSMETIC & SOAP

Clorox Co.                                         1,001          55,175

Procter & Gamble Co                                2,580         137,978
                                                          ---------------

                                                                 193,154         1.17%
                                                          ---------------
DRUGS

AmerisourceBergen Corp.                            2,303         135,739

Baxter International Inc.                          8,411         266,208

Pfizer Inc.                                       11,300         313,801
                                                          ---------------

                                                                 715,748         4.34%
                                                          ---------------
FOOD BEVERAGE & TOBACCO

Fortune Brands Inc.                                1,446         113,482

Reynolds American Inc.                             2,446         184,991

Sara Lee Corp.                                    10,000         234,800

Simon Property Group Inc.                          1,780         110,502

Tyson Foods Inc.                                  12,572         206,055

Vornado Realty Trust                               1,446         106,281
                                                          ---------------

                                                                 956,112         5.79%
                                                          ---------------
LIQUOR
                                                          ---------------

Anheuser-Busch Cos Inc.                            2,436         122,019         0.74%
                                                          ---------------

RESTAURANT
                                                          ---------------

McDonald's Corp.                                  10,068         309,490         1.88%
                                                          ---------------

RETAIL - FOOD AND DRUGS
                                                          ---------------

Longs Drug Stores Corp.                              900          24,030         0.15%
                                                          ---------------

ENERGY
ENERGY RAW MATERIAL
                                                          ---------------

Baker Hughes Inc.                                  1,880          83,340         0.50%
                                                          ---------------

MISCELLANEOUS
                                                          ---------------

Valero Energy Corp.                                2,786         130,357         0.79%
                                                          ---------------

OIL & GAS - DOMESTIC

Apache Corp.                                       3,326         179,804

ConocoPhillips                                     2,974         270,604

Devon Energy Corp.                                 3,852         159,550
                                                          ---------------

                                                                 609,958         3.70%
                                                          ---------------
OIL & GAS - INTERNATIONAL

ChevronTexaco Corp.                                2,540         138,684

Exxon Mobil Corp.                                  5,036         258,095

GlobalSantaFe Corp.                                2,225          69,865
                                                          ---------------

                                                                 466,644         2.83%
                                                          ---------------
OIL & GAS - SERVICE

ENSCO International Inc.                           2,770          86,729

Tidewater Inc.                                     1,780          60,395
                                                          ---------------

                                                                 147,124         0.89%
                                                          ---------------
MANUFACTURING
BUILDING & HOUSING
                                                          ---------------

Pulte Homes Inc.                                   1,392          76,922         0.47%
                                                          ---------------

CHEMICAL

Praxair Inc.                                       2,992         134,341

Sherwin-Williams Co/The                            1,446          64,492
                                                          ---------------

                                                                 198,832         1.20%
                                                          ---------------
CONSUMER DURABLE

Coach Inc.*                                        3,560         177,430

Leggett & Platt Inc.                               2,225          66,416
                                                          ---------------

                                                                 243,847         1.48%
                                                          ---------------
METAL & MINERAL
                                                          ---------------

Worthington Industries                               900          19,359         0.12%
                                                          ---------------

NON FERROUS METAL
                                                          ---------------

Alcoa Inc.                                         4,650         158,007         0.96%
                                                          ---------------

PAPER & FOREST PRODUCT
                                                          ---------------

Plum Creek Timber Co. Inc. (REIT)                  4,050         149,850         0.91%
                                                          ---------------

SERVICE
BUSINESS
                                                          ---------------

Moody's Corp.                                      2,446         197,515         1.20%
                                                          ---------------

CONSUMER
                                                          ---------------

First Data Corp.                                   7,009         288,000         1.74%
                                                          ---------------

TECHNOLOGY
BUSINESS - MECHANICS & SFTWR
                                                          ---------------

Pitney Bowes Inc.                                  1,880          82,288         0.50%
                                                          ---------------

ELECTRONIC

Hewlett-Packard Co                                 4,650          93,000

Intel Corp.                                        5,863         131,038
                                                          ---------------

                                                                 224,038         1.36%
                                                          ---------------
OFFICE EQUIPMENT
                                                          ---------------

Diebold Inc.                                       1,446          76,927         0.47%
                                                          ---------------

SOFTWARE

Microsoft Corp.                                    4,873         130,645

Reynolds & Reynolds Co/The                         3,104          73,658
                                                          ---------------

                                                                 204,303         1.24%
                                                          ---------------
UTILITY
ELECTRIC

Calpine Corp.*                                    35,041         135,959

Cinergy Corp.                                      1,780          73,674

Consolidated Edison Inc.                           5,000         219,250

SCANA Corp.                                        4,000         153,280
                                                          ---------------

                                                                 582,163         3.53%
                                                          ---------------
ENERGY

Entergy Corp.                                      1,446          93,730

Exelon Corp.                                       2,546         106,194

Progress Energy Inc.                               1,279          56,161
                                                          ---------------

                                                                 256,084         1.55%
                                                          ---------------
TELEPHONE
                                                          ---------------

SBC Communications Inc.                            8,744         220,086         1.33%
                                                          ---------------

                                                          ---------------
TOTAL COMMON STOCK (COST
$9,649,817)                                                   12,728,005        77.12%
                                                          ---------------
SHORT-TERM INVESTMENTS
 United States Treasury Bills
12/23/04                                       1,200,000       1,198,790
 United States Treasury Bills
12/30/04                                         800,000         798,742
 United States Treasury Bills
1/20/05                                        1,500,000       1,496,156
First American Prime Obligations
Fund                                             246,178         246,178
                                                          ---------------
 TOTAL SHORT-TERM INVESTMENTS
(Cost $3,739,866)                                              3,739,866        22.66%
                                                          ---------------
TOTAL INVESTMENTS (Cost                                                         99.77%
$13,389,683)                                                  16,467,871
                                                          ---------------
OTHER NET ASSETS                                                                 0.23%
                                                                  37,199
                                                          ---------------

NET ASSETS                                                    16,505,070       100.00%
                                                          ---------------

* Non-Income  Producing Security

At 11/30/04, unrealized
appreciation(depreciation)
of securities is as follows:
Cost of Investments                                         $ 13,389,683

Unrealized Appreciation                                        3,398,138

Unrealized Depreciation                                        (319,950)
                                                          ---------------
Net Unrealized
Appreciation(Depreciation)                                  $  3,078,188
                                                          ---------------

(a) At 11/30/04, certain U.S. T-Bills with a market value of $299,634 were pledged to cover margin requirements for futures contracts.

Futures contracts at 11/30/04:
(Contracts-$250 times
premium/delivery month/commitment)
S&P 500 Index: 12/Dec 04/Long
Unrealized Depreciation                                     $    (8,454)

-----------------------------------
EUROPEAN GROWTH & INCOME FUND
-----------------------------------
PORTFOLIO OF INVESTMENTS,
11/30/04 (UNAUDITED)

COMMON STOCK
BANKING & FINANCIAL SERVICE                                                 Percent of
BANK & BANK HOLDING CO                            Shares           Value    Net Assets
ABN AMRO Holding NV ADR                            3,074     $  75,684.9
Banco Bilbao Vizcaya Argentaria
SA ADR                                             5,914          96,871
Banco Santander Central Hispano
SA ADR                                             8,958         107,406

Barclays PLC ADR                                   5,651         235,195

Credit Suisse Group ADR                            2,253          88,002

Deutsche Bank AG                                   1,049          88,955

ING Groep NV ADR                                   3,476          95,347

UBS AG ADR                                         2,175         176,175
                                                          ---------------

                                                                 963,636        15.98%
                                                          ---------------
FINANCE COMPANY
                                                          ---------------

HSBC Holdings PLC ADR                              3,832         327,176         5.42%
                                                          ---------------

FINANCIAL SERVICE

 Allianz AG ADR                                    6,557          82,094

 BNP Paribas ADR                                   3,352         116,497

Lloyds TSB Group Plc ADR                           2,555          83,089
                                                          ---------------

                                                                 281,679         4.67%
                                                          ---------------
INSURANCE

 Aegon NV ADR                                      2,524          31,272

AXA ADR                                            4,884         114,530
Royal & Sun Alliance Insurance
Group ADR                                          1,527          10,949

Swiss Reinsurance ADR                                860          57,552

Vivendi Universal SA*                              1,850          54,409

Zurich Financial Services AG ADR                   1,165          17,958
                                                          ---------------

                                                                 286,670         4.75%
                                                          ---------------
INVESTMENT CO
                                                          ---------------

Prudential PLC ADR                                 1,845          29,520         0.49%
                                                          ---------------

CONSUMER CYCLICAL
AUTO & TRUCK
                                                          ---------------

DaimlerChrysler AG                                 1,535          68,783         1.14%
                                                          ---------------

CONSUMER NON-DURABLE
COMMUNICATIONS & MEDIA
                                                          ---------------

Telefonaktiebolaget LM Ericsson*                   1,047          34,813         0.58%
                                                          ---------------

CONSUMER PRODUCT
                                                          ---------------

Unilever NV ADR                                    1,088          68,544         1.14%
                                                          ---------------

COSMETIC & SOAP
                                                          ---------------

L'Oreal SA ADR                                     2,805          40,560         0.67%
                                                          ---------------

DRUGS

AstraZeneca Plc ADR                                2,965         116,791

GlaxoSmithKline PLC ADR                            5,444         231,588

Novartis AG ADR                                    4,557         218,964

Roche Holding AG ADR                               1,508         159,030
                                                          ---------------

                                                                 726,373        12.04%
                                                          ---------------
FOOD BEVERAGE & TOBACCO
                                                          ---------------

Nestle SA ADR                                      2,965         190,540         3.16%
                                                          ---------------

RETAIL - FOOD AND DRUGS

Diageo PLC ADR                                     1,535          86,482

Koninklijke Ahold NV ADR                           8,779          64,438
                                                          ---------------

                                                                 150,920         2.50%
                                                          ---------------
ENERGY
MISCELLANEOUS
                                                          ---------------

Total SA                                           2,279         249,778         4.14%
                                                          ---------------

OIL & GAS - INTERNATIONAL

BP PLC ADR                                         6,176         378,898

Royal Dutch Petroleum Co ADR                       3,920         224,459
Shell Transport & Trading Co. PLC
ADR                                                3,019         152,822
                                                          ---------------

                                                                 756,179        12.54%
                                                          ---------------
OIL & GAS - SERVICE
                                                          ---------------

ENI SpA ADR                                        1,161         143,093         2.37%
                                                          ---------------

MANUFACTURING
CHEMICAL

BASF AG ADR                                        1,000          67,450

Bayer AG ADR                                       1,355          43,130
                                                          ---------------

                                                                 110,580         1.83%
                                                          ---------------
DIVERSIFIED
                                                          ---------------

Siemens AG ADR                                     1,735         138,488         2.30%
                                                          ---------------

TECHNOLOGY
ELECTRONIC
                                                          ---------------
Koninklijke Philips Electronics
NV ADR                                             2,084          53,642         0.89%
                                                          ---------------

SOFTWARE
                                                          ---------------

SAP AG ADR                                         1,500          66,750         1.11%
                                                          ---------------

TELECOMMUNICATION

Deutsche Telekom AG ADR                            4,425          93,899

Nokia OYJ ADR                                     11,328         183,174

Telecom Italia SpA ADR                             2,247          86,397
                                                          ---------------

                                                                 363,469         6.03%
                                                          ---------------
UTILITY
ELECTRIC
                                                          ---------------

E.ON AG ADR                                        1,145          96,329         1.60%
                                                          ---------------

TELEPHONE

Alcatel SA ADR*                                    1,572          24,429

BT Group PLC ADR                                   1,560          58,141

Telefonica SA ADR                                  2,983         156,757

Vodafone Group PLC ADR                            11,910         324,786
                                                          ---------------

                                                                 564,112         9.35%
                                                          ---------------
WATER
                                                          ---------------

Suez SA ADR                                        1,637          38,633         0.64%
                                                          ---------------

                                                          ---------------
TOTAL COMMON STOCK (COST
$5,216,625)                                                    5,750,268        95.33%
                                                          ---------------
SHORT-TERM INVESTMENTS
                                                          ---------------
First American Prime Obligations
Fund (Cost $271,266)                             271,266         271,266         4.50%
                                                          ---------------
TOTAL INVESTMENTS (Cost                                                         99.83%
$5,487,891)                                                    6,021,534
                                                          ---------------
OTHER NET ASSETS                                                                 0.17%
                                                                  10,284
                                                          ---------------

NET ASSETS                                                     6,031,818       100.00%
                                                          ---------------

* Non-Income  Producing Security
ADR - American Depository Receipts

At 11/30/04, unrealized
appreciation(depreciation)
of securities is as follows:
Cost of Investments                                         $  5,487,891

Unrealized Appreciation                                        1,021,442

Unrealized Depreciation                                        (487,799)
                                                          ---------------
Net Unrealized
Appreciation(Depreciation)                                   $   533,643
                                                          ---------------

-----------------------------------
NASDAQ-100 INDEX FUND
-----------------------------------
PORTFOLIO OF INVESTMENTS,
11/30/04 (UNAUDITED)

COMMON STOCK                                                                Percent of
CAPITAL GOOD                                      Shares           Value    Net Assets
Intersil Corp.                                     1,947     $    31,344

Molex Inc.*                                        1,429          39,398
                                                          ---------------

                                                                  70,741         0.39%
                                                          ---------------
CONSUMER CYCLICAL

Bed Bath & Beyond Inc.*                            5,723         228,508

Costco Wholesale Corp.                             3,439         167,135

Dollar Tree Stores Inc.*                           1,584          44,083

Fastenal Co                                        1,054          64,463

Gentex Corp.                                       1,165          37,653

Paccar Inc.                                        2,754         215,087

Petsmart Inc.                                      2,060          70,596
                                                          ---------------

                                                                 827,525         4.57%
                                                          ---------------
CONSUMER NON-DURABLE

Biomet Inc.                                        4,843         231,834

Cintas Corp.                                       2,913         130,269

Comcast Corp.*                                    13,117         394,035

Dentsply International Inc.                        1,094          57,555

EchoStar Communications Corp.*                     3,155         103,452

Express Scripts Inc.*                              1,022          73,543

First Health Group Corp.*                          1,378          24,556

Gilead Sciences Inc.*                              5,948         204,968

Henry Schein Inc.*                                   593          38,652

IAC/InterActiveCorp*                               9,939         245,394

Lincare Holdings Inc.*                             1,389          53,602

Medimmune Inc.*                                    3,776         100,442

Millennium Pharmaceuticals Inc.*                   4,612          58,203

Patterson Cos Inc.*                                1,906          77,879

Paychex Inc.                                       5,080         168,453

Ross Stores Inc.                                   2,056          55,306

Staples Inc.                                       4,732         150,998

Starbucks Corp.*                                   7,619         428,645
Teva Pharmaceutical Industries
Ltd.                                               5,960         162,589

Whole Foods Market Inc.                              869          78,879
                                                          ---------------

                                                               2,839,255        15.67%
                                                          ---------------
ENERGY
                                                          ---------------

Patterson-UTI Energy Inc.                          2,375          47,500         0.26%
                                                          ---------------

MANUFACTURING

Applied Materials Inc.*                           12,109         201,494

CDW Corp.                                          1,224          80,441

Citrix Systems Inc.*                               2,835          66,934

Comverse Technology Inc.*                          2,942          62,576

Dell Inc.*                                        12,759         516,995

Garmin Ltd.                                        1,391          80,984

Lam Research Corp.*                                1,871          48,665

Novellus Systems Inc.*                             2,060          55,496

Sigma-Aldrich Corp.                                  968          57,819

Smurfit-Stone Container Corp.*                     3,522          63,255
                                                          ---------------

                                                               1,234,659         6.81%
                                                          ---------------
SERVICE

Apollo Group Inc.*                                 2,511         200,127

Career Education Corp.*                            1,414          55,005

Fiserv Inc.*                                       3,459         133,206

Lamar Advertising Co*                              1,224          48,275

Mercury Interactive Corp.*                         1,482          67,594
                                                          ---------------

                                                                 504,206         2.78%
                                                          ---------------
TECHNOLOGY

Adobe Systems Inc.                                 3,327         201,483

Altera Corp.*                                      7,208         163,477

Amazon.Com Inc.*                                   3,825         151,776

American Power Conversion Corp.                    2,777          58,706

Amgen Inc.*                                        8,101         486,384

Apple Computer Inc.*                               7,500         502,875

ATI Technologies Inc.*                             3,325          64,505

BEA Systems Inc.*                                  5,204          42,048

Biogen Idec Inc.*                                  5,208         305,605

Broadcom Corp.*                                    3,324         108,096

Cephalon Inc.*                                       744          35,362

Check Point Software Technologies*                 3,587          85,155

Chiron Corp.*                                      3,717         121,063

Cisco Systems Inc.*                               33,306         623,155

Compuware Corp.*                                   3,451          19,912

eBay Inc.*                                         6,893         775,118

Electronic Arts Inc.*                              4,382         214,280

Flextronics International Ltd.*                    8,478         121,659

Genzyme Corp.*                                     4,086         228,857

Intel Corp.                                       30,972         692,224

Intuit Inc.*                                       3,416         142,925

Invitrogen Corp.*                                    742          44,891

JDS Uniphase Corp.*                               22,545          71,468

Juniper Networks Inc.*                             3,957         108,936

Kla-Tencor Corp.*                                  3,369         151,807

Level 3 Communications Inc.*                       9,285          32,033

Linear Technology Corp.                            5,819         222,053

Marvell Technology Group Ltd.*                     3,356         107,593

Maxim Integrated Products Inc.                     6,384         261,489

Microchip Technology Inc.                          2,516          70,901

Microsoft Corp.                                   51,593       1,383,208

Network Appliance Inc.*                            5,156         155,505

Nextel Communications Inc.*                       19,140         544,724

Nvidia Corp.*                                      2,481          47,462

Oracle Corp.*                                     29,726         376,331

Peoplesoft Inc.*                                   7,147         168,741

Pixar*                                               808          73,261

QLogic Corp.*                                      1,377          47,355

Qualcomm Inc.                                     27,068       1,126,570

Research In Motion Ltd.*                           2,188         194,666

Sandisk Corp.*                                     2,024          45,702

Sanmina-SCI Corp.*                                 7,670          67,726

Siebel Systems Inc.*                               8,163          82,283

Sun Microsystems Inc.*                            20,014         111,078

Symantec Corp.*                                    4,666         297,737

Synopsys Inc.*                                     2,087          36,794

Tellabs Inc.*                                      3,436          29,378

VeriSign Inc.*                                     3,318         109,162

Veritas Software Corp.*                            6,099         133,568

Xilinx Inc.                                        6,348         198,185

Yahoo! Inc.*                                       9,017         339,220
                                                          ---------------

                                                              11,784,495        65.04%
                                                          ---------------
TRANSPORTATION

CH Robinson Worldwide Inc.                         1,223          65,736
Expeditors International
Washington Inc.                                    1,500          79,890

Ryanair Holdings plc*                                880          34,452
                                                          ---------------

                                                                 180,078         0.99%
                                                          ---------------
TOTAL COMMON STOCK (COST                                                        96.51%
$19,639,551)                                                  17,488,460
                                                          ---------------
SHORT-TERM INVESTMENTS
 United States Treasury Bills
12/30/04                                         300,000         299,528
 United States Treasury Bills
1/27/05                                          100,000          99,702
First American Prime Obligations
Fund                                              70,841          70,841
                                                          ---------------
 TOTAL SHORT-TERM INVESTMENTS
(Cost $470,071)                                                  470,071         2.59%
                                                          ---------------
TOTAL INVESTMENTS (Cost                                                         99.11%
$20,109,622)                                                  17,958,531
                                                          ---------------
OTHER NET ASSETS                                                                 0.89%
                                                                 161,448
                                                          ---------------

NET ASSETS                                                    18,119,979       100.00%
                                                          ---------------

* Non-Income  Producing Security

At 11/30/04, unrealized
appreciation(depreciation)
of securities is as follows:
Cost of Investments                                         $ 20,109,622

Unrealized Appreciation                                        3,801,575

Unrealized Depreciation                                      (5,952,666)
                                                          ---------------
Net Unrealized
Appreciation(Depreciation)                                 $ (2,151,091)
                                                          ---------------

(a) At 11/30/04, certain U.S. T-Bills with a market value of $99,684 were pledged to cover margin requirements for futures contracts.

Futures contracts at 11/30/04:
(Contracts-$500 times
premium/delivery month/commitment)
Nasdaq 100 Index: 4/Dec 04/Long
Unrealized Appreciation                                      $    10,981

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Company Name


By /s/ Steve C. Rogers
-------------------------------------
       Steve C. Rogers,
President (as Principal Executive Officer)

Date January 31, 2005
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Steve C. Rogers
-------------------------------------
       Steve C. Rogers,
President (as Principal Executive Officer)

Date January 31, 2005
-------------------------------------


By /s/ Christopher P. Browne
-------------------------------------
       Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date January 31,2005
-------------------------------------